N-4	Apr. 27, 2026 USD ($) yr
Prospectus:
Document Type	N-4
Entity Registrant Name	Nationwide Variable Account-II
Entity Central Index Key	0000356514
Entity Investment Company Type	N-4
Document Period End Date	Apr. 27, 2026
Amendment Flag	false
Nationwide O Series
Item 3. Key Information [Line Items]
Fees and Expenses [Text Block]
FEES, EXPENSES AND ADJUSTMENTS (see Fee Table and Charges and Adjustments)
Are There Charges or Adjustments for Early Withdrawals?
Yes. If the Contract Owner withdraws money from the contract within 7 years following his/her last purchase payments, a Contingent Deferred Sales Charge (or "CDSC") may apply (see Contingent Deferred Sales Charge). The CDSC will not exceed 7% of the amount of purchase payments withdrawn.

For example, for a contract with a $100,000 investment, a withdrawal taken during the
CDSC period could result in a CDSC of up to $7,000. This loss will be greater if there are taxes or tax penalties.

Are There Ongoing Fees and Expenses?
Yes. The table below describes the fees and expenses that you may pay each year, depending on the investment options and optional benefits chosen. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected.

	Annual Fee	Minimum	Maximum
	Base Contract (varies by Contract Class)	1.10%[1]	1.65%[1]
	Underlying mutual fund fees and expenses	0.41%[2]	1.49%[2]
	Optional benefits available for an additional charge (for a single optional benefit, if elected)	0.20%[3]	1.60%[3]
1 As a percentage of Daily Net Assets, plus a percentage attributable to the Contract
Maintenance Charge.
2 As a percentage of underlying mutual fund net assets.
3 As a percentage of Daily Net Assets or Current Income Benefit Base, depending on the optional benefit(s) elected.

Because each contract is customizable, the options elected affect how much each
Contract Owner will pay. To help you understand the cost of owning the contract, the following table shows the lowest and highest cost a Contract Owner could pay each year, based on current charges. This estimate assumes that no withdrawals are taken from the contract, which could add a CDSC that substantially increases costs.

	Lowest Annual Cost Estimate: $1,837.61	Highest Annual Cost Estimate: $4,337.84
Assumes:
● Investment of $100,000
● 5% annual appreciation
● Least expensive underlying mutual fund fees
and expenses
● No optional benefits
● No CDSC
● No additional purchase payments, transfers or
withdrawals

Assumes:
● Investment of $100,000
● 5% annual appreciation
● Most expensive combination of
optional benefits and underlying
mutual fund fees and expenses
● No CDSC
● No additional purchase payments,
transfers or withdrawals

Charges for Early Withdrawals [Text Block]
Are There Charges or Adjustments for Early Withdrawals?
Yes. If the Contract Owner withdraws money from the contract within 7 years following his/her last purchase payments, a Contingent Deferred Sales Charge (or "CDSC") may apply (see Contingent Deferred Sales Charge). The CDSC will not exceed 7% of the amount of purchase payments withdrawn.

For example, for a contract with a $100,000 investment, a withdrawal taken during the
CDSC period could result in a CDSC of up to $7,000. This loss will be greater if there are taxes or tax penalties.

Surrender Charge Phaseout Period, Years | yr	7
Surrender Charge (of Purchase Payments) Maximum [Percent]	7.00%
Surrender Charge Example Maximum [Dollars]	$ 7,000
Ongoing Fees and Expenses [Table Text Block]
Are There Ongoing Fees and Expenses?
Yes. The table below describes the fees and expenses that you may pay each year, depending on the investment options and optional benefits chosen. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected.

	Annual Fee	Minimum	Maximum
	Base Contract (varies by Contract Class)	1.10%[1]	1.65%[1]
	Underlying mutual fund fees and expenses	0.41%[2]	1.49%[2]
	Optional benefits available for an additional charge (for a single optional benefit, if elected)	0.20%[3]	1.60%[3]
1 As a percentage of Daily Net Assets, plus a percentage attributable to the Contract
Maintenance Charge.
2 As a percentage of underlying mutual fund net assets.
3 As a percentage of Daily Net Assets or Current Income Benefit Base, depending on the optional benefit(s) elected.

Because each contract is customizable, the options elected affect how much each
Contract Owner will pay. To help you understand the cost of owning the contract, the following table shows the lowest and highest cost a Contract Owner could pay each year, based on current charges. This estimate assumes that no withdrawals are taken from the contract, which could add a CDSC that substantially increases costs.

	Lowest Annual Cost Estimate: $1,837.61	Highest Annual Cost Estimate: $4,337.84
Assumes:
● Investment of $100,000
● 5% annual appreciation
● Least expensive underlying mutual fund fees
and expenses
● No optional benefits
● No CDSC
● No additional purchase payments, transfers or
withdrawals

Assumes:
● Investment of $100,000
● 5% annual appreciation
● Most expensive combination of
optional benefits and underlying
mutual fund fees and expenses
● No CDSC
● No additional purchase payments,
transfers or withdrawals

Base Contract (of Average Annual Net Assets) (N-4) Minimum [Percent]	1.10%
Base Contract (of Average Annual Net Assets) (N-4) Maximum [Percent]	1.65%
Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.41%
Investment Options (of Average Annual Net Assets) Maximum [Percent]	1.49%
Optional Benefits Minimum [Percent]	0.20%
Optional Benefits Maximum [Percent]	1.60%
Base Contract (N-4) Footnotes [Text Block]	1 As a percentage of Daily Net Assets, plus a percentage attributable to the Contract Maintenance Charge.
Optional Benefits Footnotes [Text Block]	3 As a percentage of Daily Net Assets or Current Income Benefit Base, depending on the optional benefit(s) elected.
Investment Options Footnotes [Text Block]	2 As a percentage of underlying mutual fund net assets.
Lowest Annual Cost [Dollars]	$ 1,837.61
Highest Annual Cost [Dollars]	$ 4,337.84
Risks [Table Text Block]
RISKS
Is There a Risk of Loss from Poor Performance?	Yes. Contract Owners of variable annuities can lose money by investing in the contract, including loss of principal (see Principal Risks).
Is this a Short-Term Investment?
No. The contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash. Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership (see Principal Risks).

A CDSC may apply for up to 7 years following the last purchase payments and could reduce the value of the contract if purchase payments are withdrawn during that time (see
Contingent Deferred Sales Charge). Withdrawals may be subject to taxes and tax penalties. The benefits of tax deferral and living benefit protections also mean that the contract is more beneficial to investors with a long time horizon (see Principal Risks).

For amounts allocated to the Fixed Account at the end of an interest rate guarantee period, such amounts will be reallocated among the contract's available investment options in accordance with the Contract Owner’s reallocation instructions, subject to any applicable limitations. In the absence of instructions, such amounts will remain invested in the Fixed
Account for another interest rate guarantee period at the applicable Renewal Rate (see
The Fixed Account and Transfers Prior to Annuitization).

What Are the Risks Associated with the Investment Options?
● Investment in this contract is subject to the risk of poor investment performance.
Investment experience can vary depending on the investment options selected by the
Contract Owner.
● Each investment option (including the Fixed Account) has its own unique risks.
● Review the prospectuses and disclosures for the investment options before making an investment decision.
See Principal Risks.

What Are the Risks Related to the Insurance Company?
Investment in this contract are subject to the risks associated with Nationwide, including that any obligations (including interest payable for allocations to the Fixed Account), guarantees, or benefits are subject to the claims-paying ability of Nationwide. More information about Nationwide, including its financial strength ratings, is available by contacting Nationwide at the address and/or toll-free phone number indicated in
Contacting the Service Center (see Principal Risks).

Investment Restrictions [Text Block]	Yes.● Nationwide reserves the right to add, remove, and substitute investment options available under the contract (see The Sub-Accounts and Underlying Mutual Funds).● Allocations to the Fixed Account may not be transferred to another investment option except at the end of a Fixed Account interest rate guarantee period (see The Fixed Account).● Not all investment options may be available under your contract (see Appendix A: Investment Options Available Under the Contract).● Transfers between Sub-Accounts are subject to policies designed to deter short-term and excessively frequent transfers. Nationwide may restrict the form in which transfer requests will be accepted (see Transfer Restrictions).● The availability of investment options may vary depending on the broker-dealer through which the contract is sold (see Appendix F: Financial Intermediary Variations).
Key Information, Benefit Restrictions [Text Block]	Yes.● Certain optional benefits limit or restrict the investment options available for investment.● Nationwide reserves the right to discontinue offering any optional benefit. Such a discontinuance will only apply to new contracts and will not impact any contracts already in force.● For certain optional benefits, Nationwide reserves the right to refuse or limit subsequent purchase payments.● For certain optional benefits, a Contract Owner’s ability to continue to receive certain benefits is contingent on a Contract Owner’s agreement to new terms and conditions.● For certain optional benefits, while withdrawals are not restricted, the impact of certain withdrawals could have a negative impact on the amount of the benefit ultimately available.● For certain optional benefits, certain withdrawals could negatively impact the amount of the benefit by an amount greater than the amount withdrawn and/or could terminate the optional benefit.● The availability of contract benefits may vary depending on the broker-dealer through which the contract is sold (see Appendix F: Financial Intermediary Variations).See Benefits Under the Contract.
Tax Implications [Text Block]	● Consult with a tax professional to determine the tax implications of an investment in and payments received under this contract.● If the contract is purchased through a tax-qualified plan or IRA, there is no additional tax deferral.● Earnings in the contract are taxed at ordinary income tax rates at the time of withdrawals and there may be a tax penalty if withdrawals are taken before the Contract Owner reaches age 59½.See Appendix C: Contract Types and Tax Information.
Investment Professional Compensation [Text Block]	Some financial professionals receive compensation for selling the contract. Compensation can take the form of commissions and other indirect compensation in that Nationwide may share the revenue it earns on this contract with the financial professional’s firm. This conflict of interest may influence a financial professional, as these financial professionals may have a financial incentive to offer or recommend this contract over another investment (see Distribution, Promotional, and Sales Expenses).
Exchanges [Text Block]	Some financial professionals may have a financial incentive to offer an investor a new contract in place of the one he/she already owns. An investor should only exchange his/her contract if he/she determines, after comparing the features, fees, and risks of both contracts, and any fees or penalties to terminate the existing contract, that it is preferable for him/her to purchase the new contract, rather than to continue to own the existing one (see Replacements and Distribution, Promotional, and Sales Expenses).
Item 4. Fee Table [Line Items]
Item 4. Fee Table [Text Block]	Fee Table The following tables describe the fees, expenses, and adjustments that a Contract Owner will pay when buying, owning, and surrendering or making withdrawals from an investment option or from the contract. Please refer to the contract specifications page for information about the specific fees the Contract Owner will pay each year based on the options elected. The first table describes the fees and expenses a Contract Owner will pay at the time the Contract Owner buys the contract, surrenders or makes withdrawals from an investment option or from the contract, or transfers Contract Value between investment options. State premium taxes may also be deducted.
Transaction Expenses
Maximum Contingent Deferred Sales Charge ("CDSC")[1] (as a percentage of purchase payments withdrawn)	7%
[1]When the Contract Owner makes a purchase payment, Nationwide assigns that purchase payment to a specific purchase payment tier for purposes of calculating the CDSC, determined by reference to the tiered schedule in the table below.
Total Purchase Payments	CDSC Percentages (years refer to number of complete contract years since purchase payment made)
	Less than 1 year	1 year but less than 2 years	2 years but less than 3 years	3 years but less than 4 years	4 years but less than 5 years	5 years but less than 6 years	6 years but less than 7 years	7 years or more
$0 to $49,999	7%	6%	6%	5%	4%	3%	2%	0%
$50,000 to $99,999	6%	5%	5%	4%	3%	2%	1%	0%
$100,000 to $249,999	5%	4%	4%	3%	2%	2%	1%	0%
$250,000 to $499,999	4%	3%	3%	2%	2%	1%	1%	0%
$500,000 to $999,999	3%	2%	2%	2%	1%	1%	.50%	0%
$1,000,000 or more	2%	1%	1%	1%	1%	.50%	.50%	0%
The next table describes the fees and expenses that a Contract Owner will pay each year during the time that the Contract Owner owns the contract (not including underlying mutual fund fees and expenses). If an optional benefit is elected, an additional charge will be assessed, as shown below.
Annual Contract Expenses
Administrative Expense[1]	$50
Base Contract Expenses[2] (assessed as an annualized percentage of Daily Net Assets)	0.90%
Premium Based Sales Charge ("PBSC")[3] (assessed quarterly as an annualized percentage of Purchase Payments)	0.70%
Optional Benefit Expenses[4]
Highest Anniversary Value Death Benefit Option Charge (assessed as an annualized percentage of Daily Net Assets)	0.20%
Living Benefit Options (assessed annually as a percentage of the Current Income Benefit Base5)
Maximum Nationwide Lifetime Income Rider Plus Core Charge (single life)	1.50%[6]
Maximum Joint Option for the Nationwide Lifetime Income Rider Plus Core Charge	1.90%[7]
[1]Throughout this prospectus, the Administrative Expense will be referred to as the Contract Maintenance Charge. On each contract’s Contract Anniversary, Nationwide deducts the Contract Maintenance Charge if the Contract Value is less than $75,000 on such Contract Anniversary. This charge is permanently waived on a going-forward basis for any contracts valued at $75,000 or more on any Contract Anniversary.[2]Base Contract Expenses are comprised of (a) a Mortality and Expense Risk Charge equal to 0.80% annually of Daily Net Assets (b) an Administrative Charge equal to 0.10% annually of Daily Net Assets.[3]Each purchase payment is assigned its own PBSC, based on the total purchase payments made to the contract since the contract issue date (including the current purchase payment). Withdrawals made after a purchase payment is assigned a PBSC will not change the PBSC assigned to that purchase payment (see Charges and Deductions). The PBSC percentage charges are as follows:
Total Purchase Payments	Premium Based Sales Charge
$0 to $49,999	0.70%
$50,000 to $99,999	0.64%
$100,000 to $249,999	0.50%
$250,000 to $499,999	0.35%
$500,000 to $999,999	0.25%
$1,000,000 or more	0.15%
[4]Unless otherwise indicated, charges for optional benefits are only assessed prior to the Annuitization Date (see Charges and Adjustments). [5]For information about how the Current Income Benefit Base is calculated, see Nationwide Lifetime Income Rider Plus Core.[6]Currently, for applications signed on or after December 18, 2023, the charge associated with the Nationwide Lifetime Income Rider Plus Core is equal to 1.50% of the Current Income Benefit Base, and for applications signed before December 18, 2023, the charge associated with the Nationwide Lifetime Income Rider Plus Core is equal to 1.30% of the Current Income Benefit Base.[7]Currently, the charge associated with the Joint Option for the Nationwide Lifetime Income Rider Plus Core is equal to 1.60% of the Current Income Benefit Base.The next item shows the minimum and maximum total operating expenses charged by the underlying mutual funds that the Contract Owner may pay periodically during the life of the contract. Expenses shown may change over time and may be higher or lower in the future. A complete list of the underlying mutual funds available under the contract, including their annual expenses, may be found in Appendix A: Investment Options Available Under the Contract.
Annual Underlying Mutual Fund Expenses
	Minimum	Maximum
(Expenses that are deducted from underlying mutual fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund net assets.)	0.41%	1.49%
Example This Example is intended to help Contract Owners compare the cost of investing in the Sub-Accounts with the cost of investing in other annuity contracts that offer variable investment options. These costs include transaction expenses, annual contract expenses, and annual underlying mutual fund expenses. This Example assumes all Contract Value is allocated to the Sub-Accounts. Costs could differ from those shown below if Contract Value is allocated to the Fixed Account. The Example assumes: •a $100,000 investment in the contract for the time periods indicated; [1] •a 5% return each year; •the maximum and the minimum annual underlying mutual fund expenses; •Variable Account charges that reflect the most expensive combination of optional benefits available for an additional charge (3.50%).[2] Specifically: •Highest Anniversary Death Benefit Option, and •Joint Option for the Nationwide Lifetime Income Rider Plus Core. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
	If the contract is surrendered at the end of the applicable time period				If the contract is annuitized at the end of the applicable time period				If the contract is not surrendered
	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
Maximum Annual Underlying Mutual Fund Expenses (1.49%)	$5,240	$15,681	$26,072	$50,362	*	$15,681	$26,072	$50,362	$5,240	$15,681	$26,072	$50,362
Minimum Annual Underlying Mutual Fund Expenses (0.41%)	$1,901	$5,880	$10,110	$19,903	*	$5,880	$10,110	$19,903	$1,901	$5,880	$10,110	$19,903
*The contracts sold under this prospectus do not permit annuitization during the first two Contract Years. [1]The base contract expenses may be higher or lower depending on whether the purchase payments used to calculate the Premium Based Sales Charge are higher or lower than the Daily Net Assets. For purposes of this table, Nationwide assumes purchase payments are equal to the Daily Net Assets. [2]The total Variable Account charges associated with the most expensive allowable combination of optional benefits may be higher or lower depending on whether the Current Income Benefit Base is higher or lower than the Daily Net Assets. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.
Transaction Expenses [Table Text Block]
Transaction Expenses
Maximum Contingent Deferred Sales Charge ("CDSC")[1] (as a percentage of purchase payments withdrawn)	7%
[1]When the Contract Owner makes a purchase payment, Nationwide assigns that purchase payment to a specific purchase payment tier for purposes of calculating the CDSC, determined by reference to the tiered schedule in the table below.
Total Purchase Payments	CDSC Percentages (years refer to number of complete contract years since purchase payment made)
	Less than 1 year	1 year but less than 2 years	2 years but less than 3 years	3 years but less than 4 years	4 years but less than 5 years	5 years but less than 6 years	6 years but less than 7 years	7 years or more
$0 to $49,999	7%	6%	6%	5%	4%	3%	2%	0%
$50,000 to $99,999	6%	5%	5%	4%	3%	2%	1%	0%
$100,000 to $249,999	5%	4%	4%	3%	2%	2%	1%	0%
$250,000 to $499,999	4%	3%	3%	2%	2%	1%	1%	0%
$500,000 to $999,999	3%	2%	2%	2%	1%	1%	.50%	0%
$1,000,000 or more	2%	1%	1%	1%	1%	.50%	.50%	0%

Deferred Sales Load (of Purchase Payments), Maximum [Percent]	7.00%
Deferred Sales Load, Footnotes [Text Block]	When the Contract Owner makes a purchase payment, Nationwide assigns that purchase payment to a specific purchase payment tier for purposes of calculating the CDSC, determined by reference to the tiered schedule in the table below.
Total Purchase Payments	CDSC Percentages (years refer to number of complete contract years since purchase payment made)
	Less than 1 year	1 year but less than 2 years	2 years but less than 3 years	3 years but less than 4 years	4 years but less than 5 years	5 years but less than 6 years	6 years but less than 7 years	7 years or more
$0 to $49,999	7%	6%	6%	5%	4%	3%	2%	0%
$50,000 to $99,999	6%	5%	5%	4%	3%	2%	1%	0%
$100,000 to $249,999	5%	4%	4%	3%	2%	2%	1%	0%
$250,000 to $499,999	4%	3%	3%	2%	2%	1%	1%	0%
$500,000 to $999,999	3%	2%	2%	2%	1%	1%	.50%	0%
$1,000,000 or more	2%	1%	1%	1%	1%	.50%	.50%	0%

Annual Contract Expenses [Table Text Block]	The next table describes the fees and expenses that a Contract Owner will pay each year during the time that the Contract Owner owns the contract (not including underlying mutual fund fees and expenses). If an optional benefit is elected, an additional charge will be assessed, as shown below.
Annual Contract Expenses
Administrative Expense[1]	$50
Base Contract Expenses[2] (assessed as an annualized percentage of Daily Net Assets)	0.90%
Premium Based Sales Charge ("PBSC")[3] (assessed quarterly as an annualized percentage of Purchase Payments)	0.70%
Optional Benefit Expenses[4]
Highest Anniversary Value Death Benefit Option Charge (assessed as an annualized percentage of Daily Net Assets)	0.20%
Living Benefit Options (assessed annually as a percentage of the Current Income Benefit Base5)
Maximum Nationwide Lifetime Income Rider Plus Core Charge (single life)	1.50%[6]
Maximum Joint Option for the Nationwide Lifetime Income Rider Plus Core Charge	1.90%[7]
[1]Throughout this prospectus, the Administrative Expense will be referred to as the Contract Maintenance Charge. On each contract’s Contract Anniversary, Nationwide deducts the Contract Maintenance Charge if the Contract Value is less than $75,000 on such Contract Anniversary. This charge is permanently waived on a going-forward basis for any contracts valued at $75,000 or more on any Contract Anniversary.[2]Base Contract Expenses are comprised of (a) a Mortality and Expense Risk Charge equal to 0.80% annually of Daily Net Assets (b) an Administrative Charge equal to 0.10% annually of Daily Net Assets.[3]Each purchase payment is assigned its own PBSC, based on the total purchase payments made to the contract since the contract issue date (including the current purchase payment). Withdrawals made after a purchase payment is assigned a PBSC will not change the PBSC assigned to that purchase payment (see Charges and Deductions). The PBSC percentage charges are as follows:
Total Purchase Payments	Premium Based Sales Charge
$0 to $49,999	0.70%
$50,000 to $99,999	0.64%
$100,000 to $249,999	0.50%
$250,000 to $499,999	0.35%
$500,000 to $999,999	0.25%
$1,000,000 or more	0.15%
[4]Unless otherwise indicated, charges for optional benefits are only assessed prior to the Annuitization Date (see Charges and Adjustments). [5]For information about how the Current Income Benefit Base is calculated, see Nationwide Lifetime Income Rider Plus Core.[6]Currently, for applications signed on or after December 18, 2023, the charge associated with the Nationwide Lifetime Income Rider Plus Core is equal to 1.50% of the Current Income Benefit Base, and for applications signed before December 18, 2023, the charge associated with the Nationwide Lifetime Income Rider Plus Core is equal to 1.30% of the Current Income Benefit Base.[7]Currently, the charge associated with the Joint Option for the Nationwide Lifetime Income Rider Plus Core is equal to 1.60% of the Current Income Benefit Base.
Administrative Expense, Current [Dollars]	$ 50
Administrative Expense, Footnotes [Text Block]	Throughout this prospectus, the Administrative Expense will be referred to as the Contract Maintenance Charge. On each contract’s Contract Anniversary, Nationwide deducts the Contract Maintenance Charge if the Contract Value is less than $75,000 on such Contract Anniversary. This charge is permanently waived on a going-forward basis for any contracts valued at $75,000 or more on any Contract Anniversary.
Base Contract Expense (of Average Account Value), Current [Percent]	0.90%
Base Contract Expense, Footnotes [Text Block]	Base Contract Expenses are comprised of (a) a Mortality and Expense Risk Charge equal to 0.80% annually of Daily Net Assets (b) an Administrative Charge equal to 0.10% annually of Daily Net Assets.
Optional Benefit Expense, Footnotes [Text Block]	Unless otherwise indicated, charges for optional benefits are only assessed prior to the Annuitization Date (see Charges and Adjustments). [5]For information about how the Current Income Benefit Base is calculated, see Nationwide Lifetime Income Rider Plus Core.
Other Annual Expense (of Other Amount), Current [Percent]	0.70%
Other Annual Expense, Footnotes [Text Block]	Each purchase payment is assigned its own PBSC, based on the total purchase payments made to the contract since the contract issue date (including the current purchase payment). Withdrawals made after a purchase payment is assigned a PBSC will not change the PBSC assigned to that purchase payment (see Charges and Deductions). The PBSC percentage charges are as follows:
Total Purchase Payments	Premium Based Sales Charge
$0 to $49,999	0.70%
$50,000 to $99,999	0.64%
$100,000 to $249,999	0.50%
$250,000 to $499,999	0.35%
$500,000 to $999,999	0.25%
$1,000,000 or more	0.15%

Annual Portfolio Company Expenses [Table Text Block]
Annual Underlying Mutual Fund Expenses
	Minimum	Maximum
(Expenses that are deducted from underlying mutual fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund net assets.)	0.41%	1.49%

Portfolio Company Expenses [Text Block]	(Expenses that are deducted from underlying mutual fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund net assets.)
Portfolio Company Expenses Minimum [Percent]	0.41%
Portfolio Company Expenses Maximum [Percent]	1.49%
Surrender Expense, 1 Year, Maximum [Dollars]	$ 5,240
Surrender Expense, 1 Year, Minimum [Dollars]	1,901
Surrender Expense, 3 Years, Maximum [Dollars]	15,681
Surrender Expense, 3 Years, Minimum [Dollars]	5,880
Surrender Expense, 5 Years, Maximum [Dollars]	26,072
Surrender Expense, 5 Years, Minimum [Dollars]	10,110
Surrender Expense, 10 Years, Maximum [Dollars]	50,362
Surrender Expense, 10 Years, Minimum [Dollars]	19,903
Annuitized Expense, 3 Years, Maximum [Dollars]	15,681
Annuitized Expense, 3 Years, Minimum [Dollars]	5,880
Annuitized Expense, 5 Years, Maximum [Dollars]	26,072
Annuitized Expense, 5 Years, Minimum [Dollars]	10,110
Annuitized Expense, 10 Years, Maximum [Dollars]	50,362
Annuitized Expense, 10 Years, Minimum [Dollars]	19,903
No Surrender Expense, 1 Year, Maximum [Dollars]	5,240
No Surrender Expense, 1 Year, Minimum [Dollars]	1,901
No Surrender Expense, 3 Years, Maximum [Dollars]	15,681
No Surrender Expense, 3 Years, Minimum [Dollars]	5,880
No Surrender Expense, 5 Years, Maximum [Dollars]	26,072
No Surrender Expense, 5 Years, Minimum [Dollars]	10,110
No Surrender Expense, 10 Years, Maximum [Dollars]	50,362
No Surrender Expense, 10 Years, Minimum [Dollars]	$ 19,903
Item 5. Principal Risks [Line Items]
Item 5. Principal Risks [Table Text Block]	Principal Risks Contract Owners should be aware of the following risks associated with owning the contract: Risk of loss. The Sub-Accounts invest in underlying mutual funds. Underlying mutual funds are variable investments, meaning their value will increase or decrease based on the performance of their portfolio holdings. Poor underlying mutual fund performance can result in a loss of Contract Value and/or principal. Not a short-term investment. In general, deferred variable annuities are long-term investments; they are not suitable as short-term savings vehicles. Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership. Specifically: •A Contract Owner who takes withdrawals from the contract within seven years of purchasing the contract or making a purchase payment could be subject to a CDSC, which in the short-term will reduce Contract Value or the amount payable to you, and in the long-term will reduce the ability of the Contract Value to grow over time. •A Contract Owner who takes withdrawals from the contract before reaching age 59 1/2 could be subject to tax penalties that are mandated by the federal tax laws. •Living benefit options are designed to offer greater payouts the longer that the contract is in force. •Living benefit options are designed to discourage excess and/or early withdrawals by reducing the benefit base (which determines the overall benefit amount). Those reductions could result in the forfeiture of benefits in an amount greater than what was actually withdrawn. Furthermore, such withdrawals could result in a complete forfeiture of the benefit or could cause the contract to terminate without value.Investment option availability. Nationwide reserves the right to change the Sub-Accounts available under the contract, including adding new Sub-Accounts, and discontinuing availability of Sub-Accounts. Nationwide reserves the right to limit or refuse purchase payments and/or transfers allocated to the Fixed Account at its sole discretion. Nationwide also reserves the right to limit the amount that can be transferred from the Fixed Account at the end of an interest rate guarantee period. Decisions to make such changes are at Nationwide’s discretion but will be in accordance with Nationwide’s internal policies and procedures relating to such matters. Any changes to the availability of investment options may be subject to regulatory approval and notice will be provided. Investment option restrictions. The living benefit options available under the contract impose restrictions on which investment options are available for investment and/or the portion of total Contract Value that is permitted to be allocated to certain investment options. These restrictions are imposed by Nationwide and depend on each investment option’s risk characteristics. The permitted investment options are more conservative than those that are not permitted. This helps Nationwide manage its obligation to provide the Contract Owners with Lifetime Withdrawals by reducing the likelihood that it will have to make unanticipated payments. By electing an optional living benefit and accepting the limited menu of investment options, Contract Owners may be foregoing investment gains that could otherwise be realized by investing in riskier investment options that are not available under the optional living benefit. Purchase payment restrictions. A Contract Owner's ability to make subsequent purchase payments is subject to limitations under the contract, and may be subject to additional limitations under an optional benefit. Restrictions on subsequent purchase payments may limit a Contract Owner's ability to increase the value of the contract and its benefits through additional investments. Active trading. Neither the contracts described in this prospectus nor the underlying mutual funds are designed to support active trading strategies that require frequent movement between or among Sub-Accounts. Nationwide discourages (and will take action to deter) short-term trading in this contract because the frequent movement between or among Sub-Accounts may negatively impact other investors in the contract. In certain circumstances, to address active trading, Nationwide may require transfer requests to be submitted via U.S. mail. Additionally, underlying mutual funds are required to take certain actions in order to protect shareholders from negative impacts of short-term trading, which may include requiring Nationwide to prohibit particular Contract Owners from investing in a Sub-Account that invests in the impacted underlying mutual fund. Financial strength. Contractual guarantees that exceed the value of the assets in the Variable Account (including death benefit guarantees that exceed the Contract Value, and Lifetime Withdrawals that continue after the Contract Value falls to zero) and interest credited to Fixed Account allocations are paid from Nationwide’s general account, which is subject to Nationwide’s financial strength and claims-paying ability. If Nationwide experiences financial distress, it may not be able to meet its obligations. Regulatory risk. The contract is governed by various state and federal laws and regulations, which are subject to change. Those changes could require Nationwide to make changes to the contract that alter the nature or value of certain benefits. Additionally, changes to the tax laws or regulations could limit or eliminate the tax benefits of the contract, resulting in greater tax liability or less earnings. Cybersecurity. Nationwide’s businesses are highly dependent upon its computer systems and those of its business partners and service providers. This makes Nationwide potentially susceptible to operational and information security risks resulting from a cybersecurity incident. These risks include direct risks, such as theft, misuse, corruption, and destruction of data maintained by Nationwide, and indirect risks, such as denial of service, attacks on systems or websites and other operational disruptions that could severely impede Nationwide’s ability to conduct its businesses or administer the contract (e.g., calculate unit values or process transactions). Financial services companies and their third-party service providers are increasingly the targets of cyber-attacks. The techniques used to attack systems and networks change frequently and are becoming more sophisticated, including through the use of artificial intelligence (AI) and AI-powered tools. Cyber-attacks affecting Nationwide, the underlying mutual funds, intermediaries, and other service providers may adversely affect Nationwide and contract values. Cybersecurity risks may also impact the issuers of securities in which the underlying mutual funds invest, which may cause the underlying mutual funds to lose value. Although Nationwide undertakes substantial efforts to protect its computer systems from cyber-attacks, there can be no guarantee that Nationwide, its service providers, intermediaries, or the underlying mutual funds will be able to avoid or readily detect cybersecurity incidents affecting Contract Owners in the future. In the event that contract administration or contract values are adversely affected as a result of a failure of Nationwide’s cybersecurity controls, Nationwide will take reasonable steps to take corrective action and restore Contract Values to the levels that they would have been had the cybersecurity incident not occurred. Nationwide will not, however, be responsible for any adverse impact to contracts or contract values that result from the Contract Owner or its designee’s negligent acts or failure to use reasonably appropriate safeguards to protect against cyber-attacks or to protect personal information. Business continuity risks. Nationwide is exposed to risks related to natural and man-made disasters, such as storms, fires, earthquakes, public health crises, geopolitical disputes, military actions, and terrorist acts, which could adversely affect Nationwide’s ability to administer the contract. Nationwide has adopted business continuity policies and procedures that may be implemented in the event of a natural or man-made disaster, but such business continuity plans may not operate as intended or fully mitigate the operational risks associated with such disasters. Nationwide outsources certain critical business functions to third parties and, in the event of a natural or man-made disaster, relies upon the successful implementation and execution of the business continuity planning of such entities. While Nationwide closely monitors the business continuity activities of these third parties, successful implementation and execution of their business continuity strategies are largely beyond Nationwide’s control. If one or more of the third parties to whom Nationwide outsources such critical business functions experience operational failures, Nationwide’s ability to administer the contract could be impaired.
Item 10. Benefits Available [Line Items]
Benefits Available (N-4) [Text Block]	Benefits Under the Contract The following tables summarize information about the benefits under the contract. The Standard Benefits table indicates the benefits that are available under the contract and for which there is no additional charge. The Optional Benefits table indicates the benefits that are (or were) available under the contract that are optional – they must be affirmatively elected by the applicant and may have an additional charge. The availability of contract benefits may vary depending on the broker-dealer through which the contract is sold (see Appendix F: Financial Intermediary Variations). Standard Benefits Table
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions/Limitations
Standard Death Benefit	Death benefit upon death of Contract Owner prior to Annuitization	None
● Certain ownership changes and assignments could
reduce the death benefit
● Nationwide may limit purchase payments to
$1,000,000
● Death benefit calculation is adjusted if purchase
payments exceed $3,000,000

Enhanced Surrender Value for Terminal Illness	Early payment of death benefit (applicable to optional death benefits)	None
● Benefit is available after the first Contract
Anniversary
● Contract Owner, joint owner, or Annuitant in the
case of a Non-Natural Contract Owner, must be
diagnosed with a Terminal Illness
● Requires full surrender of the contract
● Restrictions exist on the parties named to the
contract

Asset Rebalancing (see Contract Owner Services)	Automatic reallocation of assets on a predetermined percentage basis	None	● Assets in the Fixed Account are excluded from the program
Dollar Cost Averaging (see Contract Owner Services)	Long-term transfer program involving automatic transfer of assets	None
● Transfers are only permitted from the Fixed Account
and a limited number of Sub-Accounts
● Transfers may not be directed to the Fixed Account
● Transfers from the Fixed Account must be equal to
or more than 1/30th of the Fixed Account value at
the time the program is requested

Enhanced Fixed Account Dollar Cost Averaging (see Contract Owner Services)	Long-term transfer program involving automatic transfer of Fixed Account allocations with higher interest crediting rate	None	● Transfers are only permitted from the Fixed Account ● Only new purchase payments to the contract are eligible for the program ● Transfers may not be directed to the Fixed Account
Dollar Cost Averaging for Living Benefits (see Contract Owner Services)	Long-term transfer program involving automatic transfer of assets	None
● Only available for contracts that elect a living
benefit
● Transfers are only permitted from the Fixed Account
● Only new purchase payments to the contract are
eligible for the program
● Only those investment options available with the
elected living benefit are eligible for the program
● Once elected, no transfers among or between Sub-
Accounts are permitted until the program is
completed or terminated

Fixed Account Interest Out Dollar Cost Averaging (see Contract Owner Services)	Automatic transfer of interest earned on Fixed Account allocations	None	● Transfers may not be directed to the Fixed Account
Systematic Withdrawals (see Contract Owner Services)	Automatic withdrawals of Contract Value on a periodic basis	None	● Withdrawals must be at least $100 each
Custom Choice Asset Rebalancing Service (see Contract Owner Services)	Customizable asset allocation tool with automatic reallocation on a periodic basis	None
● Only available for contracts that elect a living
benefit
● During the program, cannot participate in other
asset allocation or asset rebalancing programs
● Allocation limitations exist based on asset class

Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions/Limitations
Static Asset Allocation Portfolios (see Contract Owner Services)	Preset asset allocation portfolios with periodic rebalancing	None	● Only available for contracts that elect a living benefit ● The entire Contract Value must be allocated to the elected portfolio
Optional Benefits Table
Name of Benefit	Purpose	Maximum Fee	Current Fee	Brief Description of Restrictions/ Limitations
Highest Anniversary Value Death Benefit	Enhanced Death Benefit	0.20% (Daily Net Assets)	0.20% (Daily Net Assets)
●  Owner(s), or Annuitant(s) in the
case of a Non-Natural Contract
Owner, must be 75 or younger at
application
●  May not be elected if a living benefit
is elected
● Must be elected at application
● Election is irrevocable
● Not available for beneficially owned
contract
● Current charge could change
● Nationwide may limit purchase
payments to $1,000,000
● Certain ownership changes and
assignments could reduce the death
benefit
● Death benefit calculation is adjusted
if purchase payments exceed
$3,000,000

Nationwide Lifetime Income Rider Plus Core	Guaranteed lifetime income stream	1.50% (Current Income Benefit Base)	1.50% (Current Income Benefit Base)
● Must be elected at application
● Election is irrevocable
● Not available for beneficially owned
contracts
● Investment limitations
● Current charge could change
● Nationwide may limit subsequent
purchase payments
● Certain ownership changes and
assignments could terminate the
benefit
● Determining life must be between 45
and 85 at application
● Determining life cannot be changed
● Restrictions exist on the parties
named to the contract

Name of Benefit	Purpose	Maximum Fee	Current Fee	Brief Description of Restrictions/ Limitations
Joint Option for the Nationwide Lifetime Income Rider Plus Core	Extension of guaranteed lifetime income stream for spouse	1.90% (Current Income Benefit Base)	1.60% (Current Income Benefit Base)
● Only available if the Nationwide
Lifetime Income Rider Plus Core
option is elected
● Must be elected at application
● Limitations on revocability
● Not available for beneficially owned
contracts
● Only available to Contract Owner’s
spouse
● Both spouses must be between 45
and 85 at application
● Restrictions exist on the parties
named to the contract
● Joint determining life cannot be
changed

Benefits Available [Table Text Block]
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions/Limitations
Standard Death Benefit	Death benefit upon death of Contract Owner prior to Annuitization	None
● Certain ownership changes and assignments could
reduce the death benefit
● Nationwide may limit purchase payments to
$1,000,000
● Death benefit calculation is adjusted if purchase
payments exceed $3,000,000

Enhanced Surrender Value for Terminal Illness	Early payment of death benefit (applicable to optional death benefits)	None
● Benefit is available after the first Contract
Anniversary
● Contract Owner, joint owner, or Annuitant in the
case of a Non-Natural Contract Owner, must be
diagnosed with a Terminal Illness
● Requires full surrender of the contract
● Restrictions exist on the parties named to the
contract

Asset Rebalancing (see Contract Owner Services)	Automatic reallocation of assets on a predetermined percentage basis	None	● Assets in the Fixed Account are excluded from the program
Dollar Cost Averaging (see Contract Owner Services)	Long-term transfer program involving automatic transfer of assets	None
● Transfers are only permitted from the Fixed Account
and a limited number of Sub-Accounts
● Transfers may not be directed to the Fixed Account
● Transfers from the Fixed Account must be equal to
or more than 1/30th of the Fixed Account value at
the time the program is requested

Enhanced Fixed Account Dollar Cost Averaging (see Contract Owner Services)	Long-term transfer program involving automatic transfer of Fixed Account allocations with higher interest crediting rate	None	● Transfers are only permitted from the Fixed Account ● Only new purchase payments to the contract are eligible for the program ● Transfers may not be directed to the Fixed Account
Dollar Cost Averaging for Living Benefits (see Contract Owner Services)	Long-term transfer program involving automatic transfer of assets	None
● Only available for contracts that elect a living
benefit
● Transfers are only permitted from the Fixed Account
● Only new purchase payments to the contract are
eligible for the program
● Only those investment options available with the
elected living benefit are eligible for the program
● Once elected, no transfers among or between Sub-
Accounts are permitted until the program is
completed or terminated

Fixed Account Interest Out Dollar Cost Averaging (see Contract Owner Services)	Automatic transfer of interest earned on Fixed Account allocations	None	● Transfers may not be directed to the Fixed Account
Systematic Withdrawals (see Contract Owner Services)	Automatic withdrawals of Contract Value on a periodic basis	None	● Withdrawals must be at least $100 each
Custom Choice Asset Rebalancing Service (see Contract Owner Services)	Customizable asset allocation tool with automatic reallocation on a periodic basis	None
● Only available for contracts that elect a living
benefit
● During the program, cannot participate in other
asset allocation or asset rebalancing programs
● Allocation limitations exist based on asset class

Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions/Limitations
Static Asset Allocation Portfolios (see Contract Owner Services)	Preset asset allocation portfolios with periodic rebalancing	None	● Only available for contracts that elect a living benefit ● The entire Contract Value must be allocated to the elected portfolio

Optional Benefit Expense, Footnotes [Text Block]	Unless otherwise indicated, charges for optional benefits are only assessed prior to the Annuitization Date (see Charges and Adjustments). [5]For information about how the Current Income Benefit Base is calculated, see Nationwide Lifetime Income Rider Plus Core.
Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]	Appendix A: Investment Options Available Under the Contract Underlying Mutual Funds The following is a list of underlying mutual funds available under the contract. More information about the underlying mutual funds is available in the prospectuses for the underlying mutual funds, which may be amended from time to time and can be found online at https://nationwide.onlineprospectus.net/NW/C000231088NW/index.php. This information can also be obtained at no cost by calling 1-800-848-6331 or by sending an email request to FLSS@nationwide.com. Depending on the optional benefits chosen, access to certain underlying mutual funds may be limited. The availability of investment options may vary depending on the broker-dealer through which the contract is sold (see Appendix F: Financial Intermediary Variations). The current expenses and performance information below reflects fees and expenses of the underlying mutual funds, but do not reflect the other fees and expenses that the contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each underlying mutual fund’s past performance is not necessarily an indication of future performance. *This underlying mutual fund’s current expenses reflect a temporary fee reduction.
Variable Option [Line Items]
Prospectuses Available [Text Block]	The following is a list of underlying mutual funds available under the contract. More information about the underlying mutual funds is available in the prospectuses for the underlying mutual funds, which may be amended from time to time and can be found online at https://nationwide.onlineprospectus.net/NW/C000231088NW/index.php. This information can also be obtained at no cost by calling 1-800-848-6331 or by sending an email request to FLSS@nationwide.com. Depending on the optional benefits chosen, access to certain underlying mutual funds may be limited. The availability of investment options may vary depending on the broker-dealer through which the contract is sold (see Appendix F: Financial Intermediary Variations). The current expenses and performance information below reflects fees and expenses of the underlying mutual funds, but do not reflect the other fees and expenses that the contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each underlying mutual fund’s past performance is not necessarily an indication of future performance.
Portfolio Companies [Table Text Block]
Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Equity	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Discovery Value Portfolio: Class B Investment Advisor: AllianceBernstein L.P.	1.07%	2.64%	8.48%	8.27%
Equity	Allspring Variable Trust - VT Small Cap Growth Fund: Class 2 This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2024 Investment Advisor: Allspring Funds Management, LLC Subadvisor: Allspring Global Investments, LLC	1.16%	9.25%	-0.96%	9.94%
Equity	American Funds Insurance Series® - New World Fund®: Class 4 Investment Advisor: Capital Research and Management Company	1.07%*	27.93%	5.06%	8.98%
Fixed Income	American Funds Insurance Series® - U.S. Government Securities Fund: Class 4 Investment Advisor: Capital Research and Management Company	0.75%*	7.54%	-0.49%	1.45%
Equity	American Funds Insurance Series® - Washington Mutual Investors Fund: Class 4 Investment Advisor: Capital Research and Management Company	0.75%*	16.90%	13.60%	12.08%
Fixed Income	BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III Investment Advisor: BlackRock Advisors, LLC Subadvisor: BlackRock International Limited	0.78%*	8.52%	4.47%	6.02%
Fixed Income	BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III Investment Advisor: BlackRock Advisors, LLC Subadvisor: BlackRock International Limited and BlackRock (Singapore) Limited	0.74%*	7.14%	-0.75%	1.82%
Allocation	BlackRock Variable Series Funds, Inc. - BlackRock 60/40 Target Allocation ETF V.I. Fund: Class III Investment Advisor: BlackRock Advisors, LLC	0.58%*	15.37%	7.05%	8.45%
Equity	BlackRock Variable Series Funds, Inc. - BlackRock Capital Appreciation V.I. Fund: Class III Investment Advisor: BlackRock Advisors, LLC	1.04%*	11.77%	10.50%	15.32%
Allocation	BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III Investment Advisor: BlackRock Advisors, LLC Subadvisor: BlackRock International Limited and BlackRock (Singapore) Limited	1.01%*	19.51%	5.51%	7.33%
Fixed Income	Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2 Investment Advisor: Columbia Management Investment Advisors, LLC	0.89%*	8.49%	3.93%	5.51%
Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Equity	Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Select Mid Cap Growth Fund: Class 2 Investment Advisor: Columbia Management Investment Advisors, LLC	1.07%*	14.86%	7.26%	11.89%
Equity	Delaware VIP Trust - Nomura VIP Small Cap Value Series: Service Class Investment Advisor: Delaware Management Company, a series of Nomura Investment Management Business Trust (a Delaware statutory trust)	1.04%	7.83%	8.93%	8.84%
Fixed Income	Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2023 Investment Advisor: Eaton Vance Management	1.19%	3.95%	4.64%	4.43%
Allocation	Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited	0.66%	14.96%	9.24%	10.84%
Equity	Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited	0.79%	21.19%	15.08%	15.49%
Equity	Fidelity Variable Insurance Products Fund - VIP Disciplined Small Cap Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC	0.57%	17.09%	10.09%	10.31%
Equity	Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited	0.71%	18.75%	12.23%	11.32%
Equity	Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited	0.72%	21.21%	15.83%	13.56%
Equity	Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited	0.80%	14.61%	13.41%	17.15%
Equity	Fidelity Variable Insurance Products Fund - VIP International Capital Appreciation Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC Subadvisor: FIL Investment Advisors, FIL Investment Advisors (UK) Limited, FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited	1.02%	18.36%	5.99%	9.53%
Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Fixed Income	Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited	0.62%	6.93%	-0.21%	2.45%
Equity	Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC Subadvisor: FIL Investment Advisors, FIL Investment Advisors (UK) Limited, FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited	0.97%	20.05%	6.35%	7.66%
Fixed Income	Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC Subadvisor: FIL Investment Advisors, FIL Investment Advisors (UK) Limited, FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited	0.88%	8.58%	2.79%	4.40%
Equity	Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited	0.70%	10.95%	12.82%	10.96%
Fixed Income	Invesco - Invesco V.I. Core Plus Bond Fund: Series II Shares Investment Advisor: Invesco Advisers, Inc.	0.87%*	6.96%	-0.36%	2.73%
Equity	Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series II Investment Advisor: Invesco Advisers, Inc.	1.11%	4.53%	3.64%	11.10%
Equity	Invesco - Invesco V.I. Diversified Dividend Fund: Series II Shares Investment Advisor: Invesco Advisers, Inc.	0.93%	15.44%	10.53%	8.93%
Equity	Invesco - Invesco V.I. Global Fund: Series II Investment Advisor: Invesco Advisers, Inc.	1.06%	15.01%	7.01%	10.72%
Fixed Income	Invesco - Invesco V.I. High Yield Fund: Series II Shares Investment Advisor: Invesco Advisers, Inc.	1.17%	6.35%	3.40%	4.55%
Equity	Invesco - Invesco V.I. Main Street Small Cap Fund: Series II Investment Advisor: Invesco Advisers, Inc.	1.09%	8.44%	8.07%	10.31%
Equity	Ivy Variable Insurance Portfolios - Nomura VIP Mid Cap Growth Series: Service Class This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2026 Investment Advisor: Delaware Management Company, a series of Nomura Investment Management Business Trust (a Delaware statutory trust)	1.10%*	1.18%	-0.08%	10.66%
Fixed Income	Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares Investment Advisor: Janus Henderson Investors US LLC	0.82%*	7.22%	-0.47%	2.07%
Fixed Income	Lincoln Variable Insurance Products Trust - LVIP American Century Inflation Protection Fund: Service Class This underlying mutual fund is only available in contracts for which good order applications were received before April 26, 2024 Investment Advisor: Lincoln Financial Investments Corporation Subadvisor: American Century Investment Management, Inc.	0.72%*	6.33%	0.62%	2.61%
Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Equity	Lincoln Variable Insurance Products Trust - LVIP American Century Mid Cap Value Fund: Service Class This underlying mutual fund is only available in contracts for which good order applications were received before April 26, 2024 Investment Advisor: Lincoln Financial Investments Corporation Subadvisor: American Century Investment Management, Inc.	1.01%*	8.83%	8.72%	8.96%
Fixed Income	Lincoln Variable Insurance Products Trust - LVIP JPMorgan Core Bond Fund: Service Class This underlying mutual fund is only available in contracts for which good order applications were received before April 28, 2023 Investment Advisor: Lincoln Financial Investments Corporation Subadvisor: J.P. Morgan Investment Management Inc.	0.71%	7.15%	-0.29%	1.85%
Fixed Income	Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC Investment Advisor: Lord, Abbett & Co. LLC	0.71%	7.19%	0.07%	2.28%
Equity	MFS® Variable Insurance Trust - MFS Growth Series: Service Class Investment Advisor: Massachusetts Financial Services Company	0.98%*	11.90%	10.82%	15.31%
Equity	MFS® Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class Investment Advisor: Massachusetts Financial Services Company	1.06%*	3.40%	3.03%	11.32%
Equity	MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class Investment Advisor: Massachusetts Financial Services Company	1.12%*	12.56%	-0.54%	10.46%
Equity	MFS® Variable Insurance Trust - MFS Value Series: Service Class Investment Advisor: Massachusetts Financial Services Company	0.94%*	12.77%	9.69%	9.77%
Fixed Income	MFS® Variable Insurance Trust II - MFS Corporate Bond Portfolio: Service Class Investment Advisor: Massachusetts Financial Services Company	0.88%*	7.30%	-0.32%	3.06%
Fixed Income	MFS® Variable Insurance Trust II - MFS Income Portfolio: Service Class Investment Advisor: Massachusetts Financial Services Company	0.92%*	7.09%	0.41%	3.33%
Equity	MFS® Variable Insurance Trust II - MFS Research International Portfolio: Service Class Investment Advisor: Massachusetts Financial Services Company	1.15%*	21.75%	5.25%	7.27%
Fixed Income	MFS® Variable Insurance Trust III - MFS Limited Maturity Portfolio: Service Class Investment Advisor: Massachusetts Financial Services Company	0.73%*	5.49%	2.29%	2.44%
Equity	MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class Investment Advisor: Massachusetts Financial Services Company	1.04%*	5.75%	9.90%	9.69%
Equity	Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class II This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2023 Investment Advisor: Nationwide Fund Advisors Subadvisor: Allspring Global Investments, LLC	1.08%*	5.62%	-2.35%	9.38%
Allocation	Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II Investment Advisor: Capital Research and Management Company, Nationwide Fund Advisors	0.92%*	15.41%	8.56%	9.36%
Fixed Income	Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II Investment Advisor: Capital Research and Management Company, Nationwide Fund Advisors	0.85%*	6.73%	-0.54%	1.96%
Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Equity	Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II Investment Advisor: Capital Research and Management Company, Nationwide Fund Advisors	1.04%*	21.21%	7.82%	11.73%
Equity	Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II Investment Advisor: Capital Research and Management Company, Nationwide Fund Advisors	0.97%*	19.78%	12.94%	17.52%
Equity	Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II Investment Advisor: Capital Research and Management Company, Nationwide Fund Advisors	0.91%*	17.64%	13.48%	13.48%
Equity	Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class II Investment Advisor: Nationwide Fund Advisors Subadvisor: BlackRock Investment Management, LLC	1.05%*	21.10%	11.24%	11.09%
Allocation	Nationwide Variable Insurance Trust - NVIT Blueprint® Aggressive Fund: Class II Investment Advisor: Nationwide Fund Advisors	0.99%*	18.45%	10.71%	10.40%
Allocation	Nationwide Variable Insurance Trust - NVIT Blueprint® Capital Appreciation Fund: Class II Investment Advisor: Nationwide Fund Advisors	0.90%*	14.94%	8.14%	8.51%
Allocation	Nationwide Variable Insurance Trust - NVIT Blueprint® Moderate Fund: Class II Investment Advisor: Nationwide Fund Advisors Subadvisor: Nationwide Asset Management, LLC	0.89%*	13.52%	7.12%	7.62%
Allocation	Nationwide Variable Insurance Trust - NVIT Blueprint® Moderately Aggressive Fund: Class II Investment Advisor: Nationwide Fund Advisors	0.95%*	16.43%	9.35%	9.45%
Equity	Nationwide Variable Insurance Trust - NVIT Fidelity Institutional AM® Worldwide Fund: Class II Investment Advisor: Nationwide Fund Advisors Subadvisor: FIAM LLC	1.05%*
Fixed Income	Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2022 Investment Advisor: Nationwide Fund Advisors Subadvisor: Nationwide Asset Management, LLC	0.69%*	7.00%	-0.62%	1.17%
Capital Preservation	Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I Investment Advisor: Nationwide Fund Advisors Subadvisor: Federated Investment Management Company	0.47%	3.91%	2.95%	1.85%
Equity	Nationwide Variable Insurance Trust - NVIT GQG US Quality Equity Fund: Class II This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2026 Investment Advisor: Nationwide Fund Advisors Subadvisor: Atlanta Capital Management Company, LLC	0.87%*	2.04%	5.46%	8.62%
Equity	Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II Investment Advisor: Nationwide Fund Advisors Subadvisor: Lazard Asset Management LLC	1.13%*	38.97%	12.52%	9.67%
Equity	Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII Investment Advisor: Nationwide Fund Advisors Subadvisor: BlackRock Investment Management, LLC	0.82%*	30.28%	8.12%	7.50%
Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Equity	Nationwide Variable Insurance Trust - NVIT Invesco Small Cap Growth Fund: Class II Investment Advisor: Nationwide Fund Advisors Subadvisor: Invesco Advisers, Inc.	1.32%	16.08%	4.69%	11.45%
Allocation	Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II This underlying mutual fund is only available in contracts for which good order applications were received before August 15, 2022 Investment Advisor: Nationwide Fund Advisors	1.02%	19.26%	8.48%	9.50%
Allocation	Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II This underlying mutual fund is only available in contracts for which good order applications were received before August 15, 2022 Investment Advisor: Nationwide Fund Advisors	0.90%*	15.70%	6.58%	7.85%
Allocation	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II This underlying mutual fund is only available in contracts for which good order applications were received before August 15, 2022 Investment Advisor: Nationwide Fund Advisors	0.97%	14.42%	5.67%	6.92%
Allocation	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II This underlying mutual fund is only available in contracts for which good order applications were received before August 15, 2022 Investment Advisor: Nationwide Fund Advisors	1.00%	17.38%	7.41%	8.61%
Fixed Income	Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2026 Investment Advisor: Nationwide Fund Advisors Subadvisor: BlackRock Investment Management, LLC	0.72%*	6.33%	-0.96%
Equity	Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II Investment Advisor: Nationwide Fund Advisors Subadvisor: BlackRock Investment Management, LLC	0.75%*	18.00%	10.86%
Fixed Income	Nationwide Variable Insurance Trust - NVIT J.P. Morgan Inflation Managed Fund: Class II Investment Advisor: Nationwide Fund Advisors Subadvisor: J.P. Morgan Investment Management Inc.	0.75%*
Equity	Nationwide Variable Insurance Trust - NVIT J.P. Morgan U.S. Equity Fund: Class II Investment Advisor: Nationwide Fund Advisors Subadvisor: J.P. Morgan Investment Management Inc.	0.94%	14.09%	13.02%
Fixed Income	Nationwide Variable Insurance Trust - NVIT Loomis Core Bond Fund: Class II This underlying mutual fund is no longer available to receive transfers or new purchase payments effective February 28, 2025 Investment Advisor: Nationwide Fund Advisors Subadvisor: Loomis, Sayles & Company, L.P.	0.83%	6.56%	-1.01%	1.83%
Fixed Income	Nationwide Variable Insurance Trust - NVIT Loomis Core Bond Fund: Class P Investment Advisor: Nationwide Fund Advisors Subadvisor: Loomis, Sayles & Company, L.P.	0.68%	6.79%	-0.86%	1.98%
Fixed Income	Nationwide Variable Insurance Trust - NVIT Loomis Short Term Bond Fund: Class II This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2023 Investment Advisor: Nationwide Fund Advisors Subadvisor: Loomis, Sayles & Company, L.P.	0.80%	5.43%	1.88%	2.12%
Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Fixed Income	Nationwide Variable Insurance Trust - NVIT Loomis Short Term High Yield Fund: Class I Investment Advisor: Nationwide Fund Advisors Subadvisor: Loomis, Sayles & Company, L.P.	0.87%*	5.66%	3.26%	5.38%
Equity	Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I Investment Advisor: Nationwide Fund Advisors Subadvisor: BlackRock Investment Management, LLC	0.41%	7.05%	8.70%	10.28%
Equity	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II Investment Advisor: Nationwide Fund Advisors Subadvisor: Jacobs Levy Equity Management, Inc. and Invesco Advisers, Inc.	1.30%*	10.05%	8.34%	10.72%
Equity	Nationwide Variable Insurance Trust - NVIT NASDAQ-100 Index Fund: Class II Investment Advisor: Nationwide Fund Advisors Subadvisor: BlackRock Investment Management, LLC	0.72%*
Equity	Nationwide Variable Insurance Trust - NVIT Putnam International Value Fund: Class Z Investment Advisor: Nationwide Fund Advisors Subadvisor: Putnam Investment Management, LLC	1.08%*	34.95%	10.90%	7.45%
Equity	Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II Investment Advisor: Nationwide Fund Advisors Subadvisor: Wellington Management Company LLP	1.17%*	0.33%	5.43%	5.75%
Equity	Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class II Investment Advisor: Nationwide Fund Advisors Subadvisor: BlackRock Investment Management, LLC	0.49%*	17.35%	13.87%	14.26%
Equity	Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II Investment Advisor: Nationwide Fund Advisors Subadvisor: BlackRock Investment Management, LLC	0.58%*	12.14%	5.54%	9.10%
Equity	Nationwide Variable Insurance Trust - NVIT Small Cap Value Fund: Class II Investment Advisor: Nationwide Fund Advisors Subadvisor: Jacobs Levy Equity Management, Inc.	1.31%*	1.87%	7.70%	7.41%
Equity	Nationwide Variable Insurance Trust - NVIT Victory Mid Cap Value Fund: Class II Investment Advisor: Nationwide Fund Advisors Subadvisor: Victory Capital Management Inc.	0.96%*	2.30%	7.79%	7.55%
Fixed Income	PIMCO Variable Insurance Trust - Income Portfolio: Advisor Class Investment Advisor: PIMCO	1.02%	10.08%	3.31%
Fixed Income	PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2024 Investment Advisor: PIMCO	0.76%	5.42%	1.47%	1.69%
Fixed Income	PIMCO Variable Insurance Trust - Real Return Portfolio: Advisor Class Investment Advisor: PIMCO	1.49%	7.74%	1.11%	3.11%
Fixed Income	PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class Investment Advisor: PIMCO	0.75%	4.57%	3.14%	2.65%
Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Equity	Putnam Variable Trust - Putnam VT International Equity Fund: Class IB Investment Advisor: Putnam Investment Management, LLC Subadvisor: Franklin Advisers, Inc., Franklin Templeton Investment Management Limited, The Putnam Advisory Company, LLC	1.06%	37.68%	9.28%	8.13%
Equity	Putnam Variable Trust - Putnam VT International Value Fund: Class IB This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2026 Investment Advisor: Putnam Investment Management, LLC Subadvisor: Franklin Advisers, Inc., Franklin Templeton Investment Management Limited, The Putnam Advisory Company, LLC	1.06%	34.68%	12.49%	8.87%
Equity	Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB Investment Advisor: Putnam Investment Management, LLC Subadvisor: Franklin Advisers, Inc., Franklin Templeton Investment Management Limited	0.79%	20.35%	15.38%	13.30%
Equity	T. Rowe Price Equity Series, Inc. - T. Rowe Price All-Cap Opportunities Portfolio Investment Advisor: T. Rowe Price Associates, Inc.	0.80%*	16.30%	12.22%	16.93%
Equity	T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: II Investment Advisor: T. Rowe Price Associates, Inc.	1.00%	18.43%	11.41%	15.25%

Temporary Fee Reductions, Current Expenses [Text Block]	*This underlying mutual fund’s current expenses reflect a temporary fee reduction.
Fixed Option [Line Items]
Fixed Options Available Legend [Text Block]	The following is a list of fixed options currently available under the contract. To the extent permitted under the contract, Nationwide may change the features of a fixed option, offer new fixed options, and terminate existing fixed options. Nationwide will provide you with written notice before doing so. Depending on the optional benefits chosen, access to a fixed option may not be permitted. See The Fixed Account for additional information.
Fixed Options Available [Table Text Block]
Name	Interest Rate Guarantee Period	Minimum Guaranteed Interest Rate
Fixed Account	1 year[1]	0.10%[2]

Investment Option Restrictions [Line Items]
Investment Options Not Always Available for All Benefits [Text Block]	Income Benefit Investment Options Certain optional benefits restrict how the Contract Owner can invest their Contract Value by limiting the investment options in which the Contract Owner can invest and/or requiring use of a specified asset allocation service. The investment options available under each optional living benefit are chosen by Nationwide based on each investment option’s risk characteristics. The permitted investment options are more conservative than those that are not permitted. This helps Nationwide manage its obligation to provide Contract Owners with Lifetime Withdrawals by reducing the likelihood that it will have to make unanticipated payments. By electing an optional living benefit and accepting the limited menu of investment options, Contract Owners may be foregoing investment gains that could otherwise be realized by investing in riskier investment options that are not available under the optional living benefit. Only the investment options shown below are available in connection with the respective optional benefit. Please note, except as the originating account when the Contract Owner elects Dollar Cost Averaging for Living Benefits, allocation to the Fixed Account is not permitted when the Nationwide Lifetime Income Rider Plus Core option is elected.Nationwide Lifetime Income Rider Plus Core •Custom Choice Asset Rebalancing Service •Nationwide Variable Insurance Trust - NVIT Blueprint® Moderate Fund: Class II •Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II •Static Asset Allocation Portfolio - American Funds 70% Option (25% NVIT American Funds Asset Allocation Fund, 20% NVIT American Funds Bond Fund, 20% NVIT American Funds Growth-Income Fund, 15% NVIT American Funds Growth Fund, and 20% NVIT American Funds Global Growth Fund) •Static Asset Allocation Portfolio - American Funds 80% Option (25% NVIT American Funds Asset Allocation Fund, 10% NVIT American Funds Bond Fund, 25% NVIT American Funds Growth-Income Fund, 15% NVIT American Funds Growth Fund, and 25% NVIT American Funds Global Growth Fund) •Static Asset Allocation Portfolio - BlackRock 60% Option (25% NVIT BlackRock Equity Dividend Fund, 20% BlackRock Global Allocation V.I. Fund, 10% BlackRock Capital Appreciation V.I. Fund, 20% BlackRock 60/40 Target Allocation V.I. Fund, and 25% BlackRock Total Return V.I. Fund) •Static Asset Allocation Portfolio - Fidelity 80% Option (23% Fidelity VIP Growth, 22% Fidelity VIP Equity-Income, 10% Fidelity VIP Value, 10% Fidelity VIP Discp Small Cap, 15% Fidelity VIP Intl Capital Appreciation, 10% Fidelity VIP Investment Grade Bond Portfolio, and 10% Fidelity VIP Strategic Income) •Static Asset Allocation Portfolio - Invesco 70% Option (25% Invesco VI Diversified Dividend, 25% Invesco V.I. Global Fund, 20% Invesco VI Discovery Mid Cap Growth Fund, 25% Invesco VI Core Plus Bond Fund, and 5% Invesco V.I. High Yield Fund) •Static Asset Allocation Portfolio - MFS 60% Option (25% MFS VIT Value, 25% MFS VIT Growth, 10% MFS VIT II Research International, 15% MFS VIT II Corporate Bond, and 25% MFS VIT II Income) •Static Asset Allocation Portfolio - Multi-Manager 60% Option (20% NVIT JPMorgan US Equity Fund, 5% MFS VIT Growth Fund, 20% American Funds IS Washington Mutual Fund, 5% MFS VIT II Research International Fund, 20% Lord Abbett Series Total Return Fund, 20% Fidelity VIP Investment Grade Bond Fund, and 10% American Funds IS New World Fund) •Static Asset Allocation Portfolio - Multi-Manager 70% Option (20% NVIT JPMorgan US Equity Fund, 10% MFS VIT Growth Fund, 20% American Funds IS Washington Mutual Fund, 10% MFS VIT II Research International Fund, 15% Lord Abbett Series Total Return Fund, 15% Fidelity VIP Investment Grade Bond Fund, and 10% American Funds IS New World Fund) •Static Asset Allocation Portfolio - Multi-Manager 80% Option (20% NVIT JPMorgan US Equity Fund, 20% MFS VIT Growth Fund, 20% American Funds IS Washington Mutual Fund, 10% MFS VIT II Research International Fund, 10% Lord Abbett Series Total Return Fund, 10% Fidelity VIP Investment Grade Bond Fund, and 10% American Funds IS New World Fund)Custom Choice Asset Rebalancing Service Investment Options Contract Owners who elect to participate in the Custom Choice Asset Rebalancing Service are limited to only the investment options shown below. Allocations must meet the required minimum and maximum thresholds within each group. These tables disclose only the Sub-Accounts that currently comprise Groups A and B, and the current allocation limitations.
Nationwide Lifetime Income Rider Plus Core Option
Group A	40% - 100%
Group B	0% - 60%
Total	100%
The following table indicates the investment options (designated with an "X") that are available in each group:
Underlying Mutual Fund	Group A	Group B
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Discovery Value Portfolio: Class B		X
American Funds Insurance Series® - New World Fund®: Class 4		X
American Funds Insurance Series® - U.S. Government Securities Fund: Class 4	X
American Funds Insurance Series® - Washington Mutual Investors Fund: Class 4		X
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III		X
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III	X
BlackRock Variable Series Funds, Inc. - BlackRock 60/40 Target Allocation ETF V.I. Fund: Class III		X
BlackRock Variable Series Funds, Inc. - BlackRock Capital Appreciation V.I. Fund: Class III		X
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III		X
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2		X
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Select Mid Cap Growth Fund: Class 2		X
Delaware VIP Trust - Nomura VIP Small Cap Value Series: Service Class		X
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2		X
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2		X
Fidelity Variable Insurance Products Fund - VIP Disciplined Small Cap Portfolio: Service Class 2		X
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2		X
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2		X
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2		X
Fidelity Variable Insurance Products Fund - VIP International Capital Appreciation Portfolio: Service Class 2		X
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2	X
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2		X
Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2	X
Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class 2		X
Invesco - Invesco V.I. Core Plus Bond Fund: Series II Shares	X
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series II		X
Invesco - Invesco V.I. Diversified Dividend Fund: Series II Shares		X
Invesco - Invesco V.I. Global Fund: Series II		X
Invesco - Invesco V.I. High Yield Fund: Series II Shares		X
Invesco - Invesco V.I. Main Street Small Cap Fund: Series II		X
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares	X
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC	X
MFS® Variable Insurance Trust - MFS Growth Series: Service Class		X
MFS® Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class		X
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class		X
MFS® Variable Insurance Trust - MFS Value Series: Service Class		X
MFS® Variable Insurance Trust II - MFS Corporate Bond Portfolio: Service Class	X
MFS® Variable Insurance Trust II - MFS Income Portfolio: Service Class		X
MFS® Variable Insurance Trust II - MFS Research International Portfolio: Service Class		X
MFS® Variable Insurance Trust III - MFS Limited Maturity Portfolio: Service Class	X
MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class		X
Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II		X
Underlying Mutual Fund	Group A	Group B
Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II	X
Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT Blueprint® Aggressive Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT Blueprint® Capital Appreciation Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT Blueprint® Moderate Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT Blueprint® Moderately Aggressive Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT Fidelity Institutional AM® Emerging Markets Fund: Class II	X
Nationwide Variable Insurance Trust - NVIT Fidelity Institutional AM® Worldwide Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I	X
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII		X
Nationwide Variable Insurance Trust - NVIT Invesco Small Cap Growth Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT J.P. Morgan Inflation Managed Fund: Class II	X
Nationwide Variable Insurance Trust - NVIT J.P. Morgan U.S. Equity Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT Loomis Core Bond Fund: Class P	X
Nationwide Variable Insurance Trust - NVIT Loomis Short Term High Yield Fund: Class I	X
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I		X
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT NASDAQ-100 Index Fund: Class II	X
Nationwide Variable Insurance Trust - NVIT Putnam International Value Fund: Class Z		X
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT Small Cap Value Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT Victory Mid Cap Value Fund: Class II		X
PIMCO Variable Insurance Trust - Income Portfolio: Advisor Class	X
PIMCO Variable Insurance Trust - Real Return Portfolio: Advisor Class		X
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class	X
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB		X
Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB		X
T. Rowe Price Equity Series, Inc. - T. Rowe Price All-Cap Opportunities Portfolio		X
T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: II		X

Nationwide O Series | AllianceBernstein Variable Products Series Fund Inc. - AB VPS Discovery Value Portfolio Class B
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Discovery Value Portfolio: Class B
Portfolio Company Adviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	2.64%
Average Annual Total Returns, 5 Years [Percent]	8.48%
Average Annual Total Returns, 10 Years [Percent]	8.27%
Nationwide O Series | Allspring Variable Trust - VT Small Cap Growth Fund Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Allspring Variable Trust - VT Small Cap Growth Fund: Class 2
Portfolio Company Adviser [Text Block]	Allspring Funds Management, LLC
Portfolio Company Subadviser [Text Block]	Allspring Global Investments, LLC
Current Expenses [Percent]	1.16%
Average Annual Total Returns, 1 Year [Percent]	9.25%
Average Annual Total Returns, 5 Years [Percent]	(0.96%)
Average Annual Total Returns, 10 Years [Percent]	9.94%
Nationwide O Series | American Funds Insurance Series® - New World Fund® Class 4
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	American Funds Insurance Series® - New World Fund®: Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	27.93%
Average Annual Total Returns, 5 Years [Percent]	5.06%
Average Annual Total Returns, 10 Years [Percent]	8.98%
Nationwide O Series | American Funds Insurance Series® - U.S. Government Securities Fund Class 4
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	American Funds Insurance Series® - U.S. Government Securities Fund: Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	7.54%
Average Annual Total Returns, 5 Years [Percent]	(0.49%)
Average Annual Total Returns, 10 Years [Percent]	1.45%
Nationwide O Series | American Funds Insurance Series® - Washington Mutual Investors Fund Class 4
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	American Funds Insurance Series® - Washington Mutual Investors Fund: Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	16.90%
Average Annual Total Returns, 5 Years [Percent]	13.60%
Average Annual Total Returns, 10 Years [Percent]	12.08%
Nationwide O Series | BlackRock Variable Series Funds II Inc. - BlackRock High Yield V.I. Fund Class III
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC
Portfolio Company Subadviser [Text Block]	BlackRock International Limited
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	8.52%
Average Annual Total Returns, 5 Years [Percent]	4.47%
Average Annual Total Returns, 10 Years [Percent]	6.02%
Nationwide O Series | BlackRock Variable Series Funds II Inc. - BlackRock Total Return V.I. Fund Class III
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC
Portfolio Company Subadviser [Text Block]	BlackRock International Limited and BlackRock (Singapore) Limited
Current Expenses [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	7.14%
Average Annual Total Returns, 5 Years [Percent]	(0.75%)
Average Annual Total Returns, 10 Years [Percent]	1.82%
Nationwide O Series | BlackRock Variable Series Funds Inc. - BlackRock 60 40 Target Allocation ETF V.I. Fund Class III
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	BlackRock Variable Series Funds, Inc. - BlackRock 60/40 Target Allocation ETF V.I. Fund: Class III
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC
Current Expenses [Percent]	0.58%
Average Annual Total Returns, 1 Year [Percent]	15.37%
Average Annual Total Returns, 5 Years [Percent]	7.05%
Average Annual Total Returns, 10 Years [Percent]	8.45%
Nationwide O Series | BlackRock Variable Series Funds Inc. - BlackRock Capital Appreciation V.I. Fund Class III
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	BlackRock Variable Series Funds, Inc. - BlackRock Capital Appreciation V.I. Fund: Class III
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	11.77%
Average Annual Total Returns, 5 Years [Percent]	10.50%
Average Annual Total Returns, 10 Years [Percent]	15.32%
Nationwide O Series | BlackRock Variable Series Funds Inc. - BlackRock Global Allocation V.I. Fund Class III
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC
Portfolio Company Subadviser [Text Block]	BlackRock International Limited and BlackRock (Singapore) Limited
Current Expenses [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	19.51%
Average Annual Total Returns, 5 Years [Percent]	5.51%
Average Annual Total Returns, 10 Years [Percent]	7.33%
Nationwide O Series | Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisors, LLC
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	8.49%
Average Annual Total Returns, 5 Years [Percent]	3.93%
Average Annual Total Returns, 10 Years [Percent]	5.51%
Nationwide O Series | Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Select Mid Cap Growth Fund Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Select Mid Cap Growth Fund: Class 2
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisors, LLC
Current Expenses [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	14.86%
Average Annual Total Returns, 5 Years [Percent]	7.26%
Average Annual Total Returns, 10 Years [Percent]	11.89%
Nationwide O Series | Delaware VIP Trust - Nomura VIP Small Cap Value Series Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Delaware VIP Trust - Nomura VIP Small Cap Value Series: Service Class
Portfolio Company Adviser [Text Block]	Delaware Management Company, a series of Nomura Investment Management Business Trust (a Delaware statutory trust)
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	7.83%
Average Annual Total Returns, 5 Years [Percent]	8.93%
Average Annual Total Returns, 10 Years [Percent]	8.84%
Nationwide O Series | Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund Initial Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class
Portfolio Company Adviser [Text Block]	Eaton Vance Management
Current Expenses [Percent]	1.19%
Average Annual Total Returns, 1 Year [Percent]	3.95%
Average Annual Total Returns, 5 Years [Percent]	4.64%
Average Annual Total Returns, 10 Years [Percent]	4.43%
Nationwide O Series | Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio Service Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.66%
Average Annual Total Returns, 1 Year [Percent]	14.96%
Average Annual Total Returns, 5 Years [Percent]	9.24%
Average Annual Total Returns, 10 Years [Percent]	10.84%
Nationwide O Series | Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio Service Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	21.19%
Average Annual Total Returns, 5 Years [Percent]	15.08%
Average Annual Total Returns, 10 Years [Percent]	15.49%
Nationwide O Series | Fidelity Variable Insurance Products Fund - VIP Disciplined Small Cap Portfolio Service Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP Disciplined Small Cap Portfolio: Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.57%
Average Annual Total Returns, 1 Year [Percent]	17.09%
Average Annual Total Returns, 5 Years [Percent]	10.09%
Average Annual Total Returns, 10 Years [Percent]	10.31%
Nationwide O Series | Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio Service Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	18.75%
Average Annual Total Returns, 5 Years [Percent]	12.23%
Average Annual Total Returns, 10 Years [Percent]	11.32%
Nationwide O Series | Fidelity Variable Insurance Products Fund - VIP Growth Income Portfolio Service Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	21.21%
Average Annual Total Returns, 5 Years [Percent]	15.83%
Average Annual Total Returns, 10 Years [Percent]	13.56%
Nationwide O Series | Fidelity Variable Insurance Products Fund - VIP Growth Portfolio Service Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	14.61%
Average Annual Total Returns, 5 Years [Percent]	13.41%
Average Annual Total Returns, 10 Years [Percent]	17.15%
Nationwide O Series | Fidelity Variable Insurance Products Fund - VIP International Capital Appreciation Portfolio Service Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP International Capital Appreciation Portfolio: Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FIL Investment Advisors, FIL Investment Advisors (UK) Limited, FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	1.02%
Average Annual Total Returns, 1 Year [Percent]	18.36%
Average Annual Total Returns, 5 Years [Percent]	5.99%
Average Annual Total Returns, 10 Years [Percent]	9.53%
Nationwide O Series | Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio Service Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.62%
Average Annual Total Returns, 1 Year [Percent]	6.93%
Average Annual Total Returns, 5 Years [Percent]	(0.21%)
Average Annual Total Returns, 10 Years [Percent]	2.45%
Nationwide O Series | Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio Service Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FIL Investment Advisors, FIL Investment Advisors (UK) Limited, FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	20.05%
Average Annual Total Returns, 5 Years [Percent]	6.35%
Average Annual Total Returns, 10 Years [Percent]	7.66%
Nationwide O Series | Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio Service Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FIL Investment Advisors, FIL Investment Advisors (UK) Limited, FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	8.58%
Average Annual Total Returns, 5 Years [Percent]	2.79%
Average Annual Total Returns, 10 Years [Percent]	4.40%
Nationwide O Series | Fidelity Variable Insurance Products Fund - VIP Value Portfolio Service Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.70%
Average Annual Total Returns, 1 Year [Percent]	10.95%
Average Annual Total Returns, 5 Years [Percent]	12.82%
Average Annual Total Returns, 10 Years [Percent]	10.96%
Nationwide O Series | Invesco - Invesco V.I. Core Plus Bond Fund Series II Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Invesco - Invesco V.I. Core Plus Bond Fund: Series II Shares
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	6.96%
Average Annual Total Returns, 5 Years [Percent]	(0.36%)
Average Annual Total Returns, 10 Years [Percent]	2.73%
Nationwide O Series | Invesco - Invesco V.I. Discovery Mid Cap Growth Fund Series II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series II
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	4.53%
Average Annual Total Returns, 5 Years [Percent]	3.64%
Average Annual Total Returns, 10 Years [Percent]	11.10%
Nationwide O Series | Invesco - Invesco V.I. Diversified Dividend Fund Series II Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Invesco - Invesco V.I. Diversified Dividend Fund: Series II Shares
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	15.44%
Average Annual Total Returns, 5 Years [Percent]	10.53%
Average Annual Total Returns, 10 Years [Percent]	8.93%
Nationwide O Series | Invesco - Invesco V.I. Global Fund Series II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Invesco - Invesco V.I. Global Fund: Series II
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	15.01%
Average Annual Total Returns, 5 Years [Percent]	7.01%
Average Annual Total Returns, 10 Years [Percent]	10.72%
Nationwide O Series | Invesco - Invesco V.I. High Yield Fund Series II Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Invesco - Invesco V.I. High Yield Fund: Series II Shares
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.17%
Average Annual Total Returns, 1 Year [Percent]	6.35%
Average Annual Total Returns, 5 Years [Percent]	3.40%
Average Annual Total Returns, 10 Years [Percent]	4.55%
Nationwide O Series | Invesco - Invesco V.I. Main Street Small Cap Fund Series II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Invesco - Invesco V.I. Main Street Small Cap Fund: Series II
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.09%
Average Annual Total Returns, 1 Year [Percent]	8.44%
Average Annual Total Returns, 5 Years [Percent]	8.07%
Average Annual Total Returns, 10 Years [Percent]	10.31%
Nationwide O Series | Ivy Variable Insurance Portfolios - Nomura VIP Mid Cap Growth Series Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Ivy Variable Insurance Portfolios - Nomura VIP Mid Cap Growth Series: Service Class
Portfolio Company Adviser [Text Block]	Delaware Management Company, a series of Nomura Investment Management Business Trust (a Delaware statutory trust)
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	1.18%
Average Annual Total Returns, 5 Years [Percent]	(0.08%)
Average Annual Total Returns, 10 Years [Percent]	10.66%
Nationwide O Series | Janus Aspen Series - Janus Henderson Flexible Bond Portfolio Service Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	7.22%
Average Annual Total Returns, 5 Years [Percent]	(0.47%)
Average Annual Total Returns, 10 Years [Percent]	2.07%
Nationwide O Series | Lincoln Variable Insurance Products Trust - LVIP American Century Inflation Protection Fund - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Lincoln Variable Insurance Products Trust - LVIP American Century Inflation Protection Fund: Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Portfolio Company Subadviser [Text Block]	American Century Investment Management, Inc.
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	6.33%
Average Annual Total Returns, 5 Years [Percent]	0.62%
Average Annual Total Returns, 10 Years [Percent]	2.61%
Nationwide O Series | Lincoln Variable Insurance Products Trust - LVIP American Century Mid Cap Value Fund - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Lincoln Variable Insurance Products Trust - LVIP American Century Mid Cap Value Fund: Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Portfolio Company Subadviser [Text Block]	American Century Investment Management, Inc.
Current Expenses [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	8.83%
Average Annual Total Returns, 5 Years [Percent]	8.72%
Average Annual Total Returns, 10 Years [Percent]	8.96%
Nationwide O Series | Lincoln Variable Insurance Products Trust - LVIP JPMorgan Core Bond Fund - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Lincoln Variable Insurance Products Trust - LVIP JPMorgan Core Bond Fund: Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management Inc.
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	7.15%
Average Annual Total Returns, 5 Years [Percent]	(0.29%)
Average Annual Total Returns, 10 Years [Percent]	1.85%
Nationwide O Series | Lord Abbett Series Fund Inc. - Total Return Portfolio Class VC
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co. LLC
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	7.19%
Average Annual Total Returns, 5 Years [Percent]	0.07%
Average Annual Total Returns, 10 Years [Percent]	2.28%
Nationwide O Series | MFS® Variable Insurance Trust - MFS Growth Series Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	MFS® Variable Insurance Trust - MFS Growth Series: Service Class
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	11.90%
Average Annual Total Returns, 5 Years [Percent]	10.82%
Average Annual Total Returns, 10 Years [Percent]	15.31%
Nationwide O Series | MFS® Variable Insurance Trust - MFS Mid Cap Growth Series Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	MFS® Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	3.40%
Average Annual Total Returns, 5 Years [Percent]	3.03%
Average Annual Total Returns, 10 Years [Percent]	11.32%
Nationwide O Series | MFS® Variable Insurance Trust - MFS New Discovery Series Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	12.56%
Average Annual Total Returns, 5 Years [Percent]	(0.54%)
Average Annual Total Returns, 10 Years [Percent]	10.46%
Nationwide O Series | MFS® Variable Insurance Trust - MFS Value Series Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	MFS® Variable Insurance Trust - MFS Value Series: Service Class
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	12.77%
Average Annual Total Returns, 5 Years [Percent]	9.69%
Average Annual Total Returns, 10 Years [Percent]	9.77%
Nationwide O Series | MFS® Variable Insurance Trust II - MFS Corporate Bond Portfolio Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	MFS® Variable Insurance Trust II - MFS Corporate Bond Portfolio: Service Class
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	7.30%
Average Annual Total Returns, 5 Years [Percent]	(0.32%)
Average Annual Total Returns, 10 Years [Percent]	3.06%
Nationwide O Series | MFS® Variable Insurance Trust II - MFS Income Portfolio Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	MFS® Variable Insurance Trust II - MFS Income Portfolio: Service Class
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	7.09%
Average Annual Total Returns, 5 Years [Percent]	0.41%
Average Annual Total Returns, 10 Years [Percent]	3.33%
Nationwide O Series | MFS® Variable Insurance Trust II - MFS Research International Portfolio Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	MFS® Variable Insurance Trust II - MFS Research International Portfolio: Service Class
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	21.75%
Average Annual Total Returns, 5 Years [Percent]	5.25%
Average Annual Total Returns, 10 Years [Percent]	7.27%
Nationwide O Series | MFS® Variable Insurance Trust III - MFS Limited Maturity Portfolio Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	MFS® Variable Insurance Trust III - MFS Limited Maturity Portfolio: Service Class
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	5.49%
Average Annual Total Returns, 5 Years [Percent]	2.29%
Average Annual Total Returns, 10 Years [Percent]	2.44%
Nationwide O Series | MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	5.75%
Average Annual Total Returns, 5 Years [Percent]	9.90%
Average Annual Total Returns, 10 Years [Percent]	9.69%
Nationwide O Series | Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund Class II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Allspring Global Investments, LLC
Current Expenses [Percent]	1.08%
Average Annual Total Returns, 1 Year [Percent]	5.62%
Average Annual Total Returns, 5 Years [Percent]	(2.35%)
Average Annual Total Returns, 10 Years [Percent]	9.38%
Nationwide O Series | Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund Class II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II
Portfolio Company Adviser [Text Block]	Capital Research and Management Company, Nationwide Fund Advisors
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	15.41%
Average Annual Total Returns, 5 Years [Percent]	8.56%
Average Annual Total Returns, 10 Years [Percent]	9.36%
Nationwide O Series | Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund Class II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II
Portfolio Company Adviser [Text Block]	Capital Research and Management Company, Nationwide Fund Advisors
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	6.73%
Average Annual Total Returns, 5 Years [Percent]	(0.54%)
Average Annual Total Returns, 10 Years [Percent]	1.96%
Nationwide O Series | Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund Class II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II
Portfolio Company Adviser [Text Block]	Capital Research and Management Company, Nationwide Fund Advisors
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	21.21%
Average Annual Total Returns, 5 Years [Percent]	7.82%
Average Annual Total Returns, 10 Years [Percent]	11.73%
Nationwide O Series | Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund Class II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II
Portfolio Company Adviser [Text Block]	Capital Research and Management Company, Nationwide Fund Advisors
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	19.78%
Average Annual Total Returns, 5 Years [Percent]	12.94%
Average Annual Total Returns, 10 Years [Percent]	17.52%
Nationwide O Series | Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund Class II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II
Portfolio Company Adviser [Text Block]	Capital Research and Management Company, Nationwide Fund Advisors
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	17.64%
Average Annual Total Returns, 5 Years [Percent]	13.48%
Average Annual Total Returns, 10 Years [Percent]	13.48%
Nationwide O Series | Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund Class II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	21.10%
Average Annual Total Returns, 5 Years [Percent]	11.24%
Average Annual Total Returns, 10 Years [Percent]	11.09%
Nationwide O Series | Nationwide Variable Insurance Trust - NVIT Blueprint® Aggressive Fund Class II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Blueprint® Aggressive Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	18.45%
Average Annual Total Returns, 5 Years [Percent]	10.71%
Average Annual Total Returns, 10 Years [Percent]	10.40%
Nationwide O Series | Nationwide Variable Insurance Trust - NVIT Blueprint® Capital Appreciation Fund Class II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Blueprint® Capital Appreciation Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	14.94%
Average Annual Total Returns, 5 Years [Percent]	8.14%
Average Annual Total Returns, 10 Years [Percent]	8.51%
Nationwide O Series | Nationwide Variable Insurance Trust - NVIT Blueprint® Moderate Fund Class II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Blueprint® Moderate Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Nationwide Asset Management, LLC
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	13.52%
Average Annual Total Returns, 5 Years [Percent]	7.12%
Average Annual Total Returns, 10 Years [Percent]	7.62%
Nationwide O Series | Nationwide Variable Insurance Trust - NVIT Blueprint® Moderately Aggressive Fund Class II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Blueprint® Moderately Aggressive Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Current Expenses [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	16.43%
Average Annual Total Returns, 5 Years [Percent]	9.35%
Average Annual Total Returns, 10 Years [Percent]	9.45%
Nationwide O Series | Nationwide Variable Insurance Trust - NVIT Fidelity Institutional AM® Worldwide Fund Class II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Fidelity Institutional AM® Worldwide Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	FIAM LLC
Current Expenses [Percent]	1.05%
Nationwide O Series | Nationwide Variable Insurance Trust - NVIT Government Bond Fund Class I
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Nationwide Asset Management, LLC
Current Expenses [Percent]	0.69%
Average Annual Total Returns, 1 Year [Percent]	7.00%
Average Annual Total Returns, 5 Years [Percent]	(0.62%)
Average Annual Total Returns, 10 Years [Percent]	1.17%
Nationwide O Series | Nationwide Variable Insurance Trust - NVIT Government Money Market Fund Class I
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Capital Preservation
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Federated Investment Management Company
Current Expenses [Percent]	0.47%
Average Annual Total Returns, 1 Year [Percent]	3.91%
Average Annual Total Returns, 5 Years [Percent]	2.95%
Average Annual Total Returns, 10 Years [Percent]	1.85%
Nationwide O Series | Nationwide Variable Insurance Trust - NVIT GQG US Quality Equity Fund Class II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT GQG US Quality Equity Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Atlanta Capital Management Company, LLC
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	2.04%
Average Annual Total Returns, 5 Years [Percent]	5.46%
Average Annual Total Returns, 10 Years [Percent]	8.62%
Nationwide O Series | Nationwide Variable Insurance Trust - NVIT International Equity Fund Class II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Lazard Asset Management LLC
Current Expenses [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	38.97%
Average Annual Total Returns, 5 Years [Percent]	12.52%
Average Annual Total Returns, 10 Years [Percent]	9.67%
Nationwide O Series | Nationwide Variable Insurance Trust - NVIT International Index Fund Class VIII
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	30.28%
Average Annual Total Returns, 5 Years [Percent]	8.12%
Average Annual Total Returns, 10 Years [Percent]	7.50%
Nationwide O Series | Nationwide Variable Insurance Trust - NVIT Invesco Small Cap Growth Fund Class II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Invesco Small Cap Growth Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.32%
Average Annual Total Returns, 1 Year [Percent]	16.08%
Average Annual Total Returns, 5 Years [Percent]	4.69%
Average Annual Total Returns, 10 Years [Percent]	11.45%
Nationwide O Series | Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund Class II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Current Expenses [Percent]	1.02%
Average Annual Total Returns, 1 Year [Percent]	19.26%
Average Annual Total Returns, 5 Years [Percent]	8.48%
Average Annual Total Returns, 10 Years [Percent]	9.50%
Nationwide O Series | Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund Class II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	15.70%
Average Annual Total Returns, 5 Years [Percent]	6.58%
Average Annual Total Returns, 10 Years [Percent]	7.85%
Nationwide O Series | Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund Class II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	14.42%
Average Annual Total Returns, 5 Years [Percent]	5.67%
Average Annual Total Returns, 10 Years [Percent]	6.92%
Nationwide O Series | Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund Class II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	17.38%
Average Annual Total Returns, 5 Years [Percent]	7.41%
Average Annual Total Returns, 10 Years [Percent]	8.61%
Nationwide O Series | Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund Class II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	6.33%
Average Annual Total Returns, 5 Years [Percent]	(0.96%)
Nationwide O Series | Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund Class II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	18.00%
Average Annual Total Returns, 5 Years [Percent]	10.86%
Nationwide O Series | Nationwide Variable Insurance Trust - NVIT J.P. Morgan Inflation Managed Fund Class II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT J.P. Morgan Inflation Managed Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management Inc.
Current Expenses [Percent]	0.75%
Nationwide O Series | Nationwide Variable Insurance Trust - NVIT J.P. Morgan U.S. Equity Fund Class II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT J.P. Morgan U.S. Equity Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management Inc.
Current Expenses [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	14.09%
Average Annual Total Returns, 5 Years [Percent]	13.02%
Nationwide O Series | Nationwide Variable Insurance Trust - NVIT Loomis Core Bond Fund Class II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Loomis Core Bond Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Loomis, Sayles & Company, L.P.
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	6.56%
Average Annual Total Returns, 5 Years [Percent]	(1.01%)
Average Annual Total Returns, 10 Years [Percent]	1.83%
Nationwide O Series | Nationwide Variable Insurance Trust - NVIT Loomis Core Bond Fund Class P
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Loomis Core Bond Fund: Class P
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Loomis, Sayles & Company, L.P.
Current Expenses [Percent]	0.68%
Average Annual Total Returns, 1 Year [Percent]	6.79%
Average Annual Total Returns, 5 Years [Percent]	(0.86%)
Average Annual Total Returns, 10 Years [Percent]	1.98%
Nationwide O Series | Nationwide Variable Insurance Trust - NVIT Loomis Short Term Bond Fund Class II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Loomis Short Term Bond Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Loomis, Sayles & Company, L.P.
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	5.43%
Average Annual Total Returns, 5 Years [Percent]	1.88%
Average Annual Total Returns, 10 Years [Percent]	2.12%
Nationwide O Series | Nationwide Variable Insurance Trust - NVIT Loomis Short Term High Yield Fund Class I
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Loomis Short Term High Yield Fund: Class I
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Loomis, Sayles & Company, L.P.
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	5.66%
Average Annual Total Returns, 5 Years [Percent]	3.26%
Average Annual Total Returns, 10 Years [Percent]	5.38%
Nationwide O Series | Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund Class I
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	0.41%
Average Annual Total Returns, 1 Year [Percent]	7.05%
Average Annual Total Returns, 5 Years [Percent]	8.70%
Average Annual Total Returns, 10 Years [Percent]	10.28%
Nationwide O Series | Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund Class II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Jacobs Levy Equity Management, Inc. and Invesco Advisers, Inc.
Current Expenses [Percent]	1.30%
Average Annual Total Returns, 1 Year [Percent]	10.05%
Average Annual Total Returns, 5 Years [Percent]	8.34%
Average Annual Total Returns, 10 Years [Percent]	10.72%
Nationwide O Series | Nationwide Variable Insurance Trust - NVIT NASDAQ-100 Index Fund Class II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT NASDAQ-100 Index Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	0.72%
Nationwide O Series | Nationwide Variable Insurance Trust - NVIT Putnam International Value Fund Class Z
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Putnam International Value Fund: Class Z
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Putnam Investment Management, LLC
Current Expenses [Percent]	1.08%
Average Annual Total Returns, 1 Year [Percent]	34.95%
Average Annual Total Returns, 5 Years [Percent]	10.90%
Average Annual Total Returns, 10 Years [Percent]	7.45%
Nationwide O Series | Nationwide Variable Insurance Trust - NVIT Real Estate Fund Class II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	1.17%
Average Annual Total Returns, 1 Year [Percent]	0.33%
Average Annual Total Returns, 5 Years [Percent]	5.43%
Average Annual Total Returns, 10 Years [Percent]	5.75%
Nationwide O Series | Nationwide Variable Insurance Trust - NVIT SP 500® Index Fund Class II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	0.49%
Average Annual Total Returns, 1 Year [Percent]	17.35%
Average Annual Total Returns, 5 Years [Percent]	13.87%
Average Annual Total Returns, 10 Years [Percent]	14.26%
Nationwide O Series | Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund Class II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	0.58%
Average Annual Total Returns, 1 Year [Percent]	12.14%
Average Annual Total Returns, 5 Years [Percent]	5.54%
Average Annual Total Returns, 10 Years [Percent]	9.10%
Nationwide O Series | Nationwide Variable Insurance Trust - NVIT Small Cap Value Fund Class II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Small Cap Value Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Jacobs Levy Equity Management, Inc.
Current Expenses [Percent]	1.31%
Average Annual Total Returns, 1 Year [Percent]	1.87%
Average Annual Total Returns, 5 Years [Percent]	7.70%
Average Annual Total Returns, 10 Years [Percent]	7.41%
Nationwide O Series | Nationwide Variable Insurance Trust - NVIT Victory Mid Cap Value Fund Class II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Victory Mid Cap Value Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Victory Capital Management Inc.
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	2.30%
Average Annual Total Returns, 5 Years [Percent]	7.79%
Average Annual Total Returns, 10 Years [Percent]	7.55%
Nationwide O Series | PIMCO Variable Insurance Trust - Income Portfolio Advisor Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	PIMCO Variable Insurance Trust - Income Portfolio: Advisor Class
Portfolio Company Adviser [Text Block]	PIMCO
Current Expenses [Percent]	1.02%
Average Annual Total Returns, 1 Year [Percent]	10.08%
Average Annual Total Returns, 5 Years [Percent]	3.31%
Nationwide O Series | PIMCO Variable Insurance Trust - Low Duration Portfolio Advisor Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class
Portfolio Company Adviser [Text Block]	PIMCO
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	5.42%
Average Annual Total Returns, 5 Years [Percent]	1.47%
Average Annual Total Returns, 10 Years [Percent]	1.69%
Nationwide O Series | PIMCO Variable Insurance Trust - Real Return Portfolio Advisor Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	PIMCO Variable Insurance Trust - Real Return Portfolio: Advisor Class
Portfolio Company Adviser [Text Block]	PIMCO
Current Expenses [Percent]	1.49%
Average Annual Total Returns, 1 Year [Percent]	7.74%
Average Annual Total Returns, 5 Years [Percent]	1.11%
Average Annual Total Returns, 10 Years [Percent]	3.11%
Nationwide O Series | PIMCO Variable Insurance Trust - Short-Term Portfolio Advisor Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class
Portfolio Company Adviser [Text Block]	PIMCO
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	4.57%
Average Annual Total Returns, 5 Years [Percent]	3.14%
Average Annual Total Returns, 10 Years [Percent]	2.65%
Nationwide O Series | Putnam Variable Trust - Putnam VT International Equity Fund Class IB
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Putnam Variable Trust - Putnam VT International Equity Fund: Class IB
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Portfolio Company Subadviser [Text Block]	Franklin Advisers, Inc., Franklin Templeton Investment Management Limited, The Putnam Advisory Company, LLC
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	37.68%
Average Annual Total Returns, 5 Years [Percent]	9.28%
Average Annual Total Returns, 10 Years [Percent]	8.13%
Nationwide O Series | Putnam Variable Trust - Putnam VT International Value Fund Class IB
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Putnam Variable Trust - Putnam VT International Value Fund: Class IB
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Portfolio Company Subadviser [Text Block]	Franklin Advisers, Inc., Franklin Templeton Investment Management Limited, The Putnam Advisory Company, LLC
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	34.68%
Average Annual Total Returns, 5 Years [Percent]	12.49%
Average Annual Total Returns, 10 Years [Percent]	8.87%
Nationwide O Series | Putnam Variable Trust - Putnam VT Large Cap Value Fund Class IB
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Portfolio Company Subadviser [Text Block]	Franklin Advisers, Inc., Franklin Templeton Investment Management Limited
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	20.35%
Average Annual Total Returns, 5 Years [Percent]	15.38%
Average Annual Total Returns, 10 Years [Percent]	13.30%
Nationwide O Series | T. Rowe Price Equity Series Inc. - T. Rowe Price All-Cap Opportunities Portfolio
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	T. Rowe Price Equity Series, Inc. - T. Rowe Price All-Cap Opportunities Portfolio
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	16.30%
Average Annual Total Returns, 5 Years [Percent]	12.22%
Average Annual Total Returns, 10 Years [Percent]	16.93%
Nationwide O Series | T. Rowe Price Equity Series Inc. - T. Rowe Price Blue Chip Growth Portfolio II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: II
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	18.43%
Average Annual Total Returns, 5 Years [Percent]	11.41%
Average Annual Total Returns, 10 Years [Percent]	15.25%
Nationwide O Series | Standard Death Benefit [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Standard Death Benefit
Purpose of Benefit [Text Block]	Death benefit upon death of Contract Owner prior to Annuitization
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	● Certain ownership changes and assignments could reduce the death benefit● Nationwide may limit purchase payments to $1,000,000● Death benefit calculation is adjusted if purchase payments exceed $3,000,000
Name of Benefit [Text Block]	Standard Death Benefit
Operation of Benefit [Text Block]	Standard Death Benefit (Return of Premium) If the Contract Owner, or Annuitant if the Contract Owner is a Non-Natural Contract Owner, dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greater of: (1)the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit; or (2)the total of all purchase payments, less an adjustment for amounts withdrawn. The amount of the adjustment made for amounts withdrawn varies, depending on whether or not the Lifetime Income Rider Plus Core benefit was in effect at the time of the withdrawal. (1)If the Lifetime Income Rider Plus Core optional benefit was not in effect at the time of the withdrawal, the withdrawal reduces total purchase payments by the percentage the withdrawal proportionally reduces the Contract Value. (2)If the Lifetime Income Rider Plus Core optional benefit was in effect at the time of the withdrawal and the withdrawal was neither a Non-Lifetime Withdrawal nor excess withdrawal, the withdrawal reduces total purchase payments on a dollar-for-dollar basis. (3)If the Lifetime Income Rider Plus Core optional benefit was in effect at the time of the withdrawal and the withdrawal was either a Non-Lifetime Withdrawal or excess withdrawal, the purchase payments are reduced by the same proportion that the Contract Value was reduced by the excess surrender or Non-Lifetime Withdrawal. The proportional reduction is based on the Contract Value immediately prior to processing the excess surrender or Non-Lifetime Withdrawal.
Example:
On June 1, which is before her Annuitization Date, Ms. P passes away. She has elected the standard death benefit. On the date of Ms. P’s death, her Contract Value = $24,000 and her total purchase payments (adjusted for amounts withdrawn) = $22,000. The death benefit for
Ms. P’s contract is the greater of the Contract Value or purchase payments adjusted for surrender and will equal $24,000.

If the Contract Owner dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:
(A x F) + B(1 - F), where
A	=	the greatest of:
		(1)	the Contract Value; or
(2) the total of all purchase payments, less an adjustment for amounts withdrawn.
B	=	the Contract Value; and
F	=	the ratio of $3,000,000 to the total of all purchase payments made to the contract.
The practical effect of this formula is that, in down markets, the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000. In up markets, the formula is less likely to have a negative effect. In no event will the beneficiary receive less than the Contract Value.
Example:
On June 1, which is before her Annuitization Date, Ms. P passes away. She has elected the standard death benefit. Her total Purchase Payments = $4,500,000. On the date of Ms. P’s death, her Contract Value = $3,500,000, her total purchase payments (adjusted for amounts withdrawn) = $4,000,000, and F = $3,000,000 / $4,500,000 or 0.667. The death benefit for
Ms. P’s contract is determined as follows:

(A x F) + B(1 - F), which is
($4,000,000 x 0.667) + $3,500,000(1 - 0.667), which is
$2,666,667 + $1,165,500
The death benefit for Ms. P’s contract is $3,832,167.
In all cases, there is no death benefit when the Contract Value reaches $0.Death BenefitDeath of Contract Owner The Annuity provides a death benefit prior to Annuitization. If a Contract Owner (including a joint owner) dies before the Annuitization Date, a death benefit is payable to the surviving joint owner. If there is no surviving joint owner, the death benefit is payable to the beneficiary. Multiple beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries survive the Contract Owner/Annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified. If no contingent beneficiaries survive the Contract Owner, the last surviving Contract Owner's estate will receive the death benefit. If a surviving joint owner elects to continue the contract the Contract Value will be adjusted to equal the death benefit and the surviving joint owner may name a new beneficiary. When a surviving joint owner dies before the Annuitization Date the death benefit is equal to the Contract Value.Death of Annuitant If the Contract Owner is a Non-Natural Contract Owner (for example a custodian, trust or corporation) and the Annuitant (or co-Annuitant) dies before the Annuitization Date, a death benefit is payable in the following order: (1)If there is a surviving Annuitant or co-Annuitant, then the surviving Annuitant or co-Annuitant is entitled to the Death Benefit; (2)If there is no surviving Annuitant or co-Annuitant, then the Beneficiary(ies) are entitled to the Death Benefit; (3)If there is no surviving co-Annuitant or Beneficiary(ies), then the Contingent Beneficiary(ies) are entitled to the Death Benefit; (4)If there is no surviving Contingent Beneficiary(ies), then the last surviving Annuitant's estate is entitled to the Death Benefit. Multiple beneficiaries will share the death benefit equally unless otherwise specified. If an Annuitant that is not a Contract Owner dies before the Annuitization date and the Contract Owner is not a Non-Natural Contract Owner the Contingent Annuitant becomes the Annuitant. If there is no Contingent Annuitant the Contract Owner must name a new Annuitant. If the Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option. A distribution of the Contract Value will be made in accordance with tax rules and as described in Appendix C: Contract Types and Tax Information. A Premium Based Sales Charge may apply (see Premium Based Sales Charges under Charges and Adjustments).Death Benefit Payment The recipient of the death benefit may elect to receive the death benefit: (1)in a lump sum; (2)as an annuity (see Annuity Payment Options); or (3)in any other manner permitted by law and approved by Nationwide. Premium taxes may be deducted from death benefit proceeds. Nationwide will pay (or will begin to pay) the death benefit after it receives proof of death and the instructions as to the payment of the death benefit. Death benefit claims must be submitted to the Service Center. If the recipient of the death benefit does not elect the form in which to receive the death benefit payment, Nationwide will pay the death benefit in a lump sum. Contract Value will continue to be allocated according to the most recent allocation instructions until the death benefit is paid. If the contract has multiple beneficiaries entitled to receive a portion of the death benefit, the Contract Value will continue to be allocated according to the most recent allocation instructions until the first beneficiary provides Nationwide with all the information necessary to pay that beneficiary's portion of the death benefit proceeds. At the time the first beneficiary’s proceeds are paid, the remaining portion(s) of the death benefit proceeds that are allocated to Sub-Accounts will be reallocated to the available money market Sub-Account until instructions are received from the remaining beneficiary(ies).
Calculation Method of Benefit [Text Block]	Any Contract Value not allocated to the Sub-Accounts will remain invested and will not be reallocated to the available money market Sub-Account.Death Benefit CalculationsAn applicant may elect either the standard death benefit (Return of Premium) or an available death benefit option that is offered under the contract for an additional charge. If no election is made at the time of application, the death benefit will be the standard death benefit.As indicated previously, the death benefit calculations discussed in this provision may not apply if the Contract Owner has been changed or the contract has been assigned.The value of each component of the death benefit calculation will be determined as of the date of the Contract Owner's death, except for the Contract Value component, which will be determined as of the date Nationwide receives: (1)proper proof of the Contract Owner's death; (2)an election specifying the distribution method; and (3)any state required form(s).
Nationwide O Series | Enhanced Surrender Value for Terminal Illness
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Enhanced Surrender Value for Terminal Illness
Purpose of Benefit [Text Block]	Early payment of death benefit (applicable to optional death benefits)
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	● Benefit is available after the first Contract Anniversary● Contract Owner, joint owner, or Annuitant in the case of a Non-Natural Contract Owner, must be diagnosed with a Terminal Illness● Requires full surrender of the contract● Restrictions exist on the parties named to the contract
Name of Benefit [Text Block]	Enhanced Surrender Value for Terminal Illness
Operation of Benefit [Text Block]	Enhanced Surrender Value for Terminal Illness Nationwide will pay the Contract Value plus any additional amount necessary to equal the standard death benefit or, if elected, an optional death benefit, optional death benefit, if a Contract Owner (or Annuitant/co-Annuitant when there is a Non-Natural Contract Owner) has been diagnosed with a Terminal Illness and the Contract Owner fully surrenders the Contract after the contract is issued. There is no additional charge for this benefit and no Premium Based Sales Charge will be deducted from the surrender proceeds. May not be available in all states.
Example:
Mr. V, who has owned his contract for 4 years, was recently diagnosed with a Terminal
Illness and wishes to surrender his contract. Under the Enhanced Surrender Value for
Terminal Illness, assuming all conditions were met, upon surrender of the contract,
Nationwide will pay Mr. V his Contract Value and an additional amount necessary to equal the death benefit that Mr. V elected.

Under this provision, no enhanced surrender value will be paid unless: •The same person is named as Owner and as Annuitant since Contract issuance, and •A Contract Owner (or Annuitant/co-Annuitant when there is a Non-Natural Contract Owner) has been diagnosed by a physician to have a terminal illness and Nationwide receives and records an application, on a form satisfactory to Nationwide, containing a certification from that physician indicating such diagnosis. Once the Contract Owner submits an approved application, the decision to surrender the contract and receive the enhanced surrender value is irrevocable.
Nationwide O Series | Asset Rebalancing
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Asset Rebalancing (see Contract Owner Services)
Purpose of Benefit [Text Block]	Automatic reallocation of assets on a predetermined percentage basis
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	● Assets in the Fixed Account are excluded from the program
Name of Benefit [Text Block]	Asset Rebalancing (see Contract Owner Services)
Operation of Benefit [Text Block]	Asset Rebalancing Asset Rebalancing is the automatic reallocation of Contract Values to the Sub-Accounts on a predetermined percentage basis. Asset Rebalancing is not available for assets held in the Fixed Account. Requests for Asset Rebalancing must be on a Nationwide form and submitted to the Service Center. Once Asset Rebalancing is elected, it will only be terminated upon specific instruction from the Contract Owner; manual transfers will not automatically terminate the program. Currently, there is no additional charge for Asset Rebalancing. Asset Rebalancing occurs every three months or on another frequency if permitted by Nationwide. If the last day of the designated rebalancing period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, Asset Rebalancing will occur on the next business day. Each Asset Rebalancing reallocation is considered a transfer event (see Transfer Restrictions). Contract Owners should consult a financial professional to discuss the use of Asset Rebalancing. Nationwide reserves the right to stop establishing new Asset Rebalancing programs. Existing Asset Rebalancing programs will remain in effect unless otherwise terminated.
Calculation Method of Benefit [Text Block]
Example:
Mr. C elects to participate in Asset Rebalancing and has instructed his Contract Value be allocated as follows: 40% to Sub-Account A, 40% to Sub-Account B, and 20% to Sub-
Account C. Mr. C elects to rebalance quarterly. Each quarter, Nationwide will automatically rebalance Mr. C’s Contract Value by transferring Contract Value among the three elected
Sub-Accounts so that his 40%/40%/20% allocation remains intact.

Nationwide O Series | Dollar Cost Averaging
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Dollar Cost Averaging (see Contract Owner Services)
Purpose of Benefit [Text Block]	Long-term transfer program involving automatic transfer of assets
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	● Transfers are only permitted from the Fixed Account and a limited number of Sub-Accounts● Transfers may not be directed to the Fixed Account● Transfers from the Fixed Account must be equal to or more than 1/30th of the Fixed Account value at the time the program is requested
Name of Benefit [Text Block]	Dollar Cost Averaging (see Contract Owner Services)
Operation of Benefit [Text Block]	Dollar Cost AveragingDollar Cost Averaging is a long-term transfer program that allows the Contract Owner to make regular, level investments over time. Dollar Cost Averaging involves the automatic transfer of a specific amount from the Fixed Account and/or certain Sub-Accounts into other Sub-Accounts. With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss. Contract Owners direct Nationwide to automatically transfer specified amounts from the Fixed Account and the following Sub-Account(s) (if available):•Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I •Nationwide Variable Insurance Trust - NVIT Loomis Core Bond Fund: Class P •Nationwide Variable Insurance Trust - NVIT Loomis Short Term Bond Fund: Class II •PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Classor to any other Sub-Account(s). Dollar Cost Averaging transfers may not be directed to the Fixed Account. Transfers from the Fixed Account must be equal to or more than 1/30th of the Fixed Account value at the time the program is requested. Contract Owners that wish to utilize Dollar Cost Averaging should first inquire whether any Enhanced Fixed Account Dollar Cost Averaging programs are available. Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either the value in the originating investment option is exhausted or the Contract Owner instructs Nationwide to stop the transfers. When a Contract Owner instructs Nationwide to stop the transfers, all amounts remaining in the originating Fixed Account or Sub-Account will remain allocated to the Fixed Account or Sub-Account, unless Nationwide is instructed otherwise. Dollar Cost Averaging transfers are not considered transfer events.Nationwide reserves the right to stop establishing new Dollar Cost Averaging programs.Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request. Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request. Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request. Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Calculation Method of Benefit [Text Block]
Example:
Ms. T elects to participate in Dollar Cost Averaging and has transferred $25,000 to an eligible Sub-Account (Sub-Account S) that will serve as the source investment option for her
Dollar Cost Averaging program. She would like the Dollar Cost Averaging transfers to be allocated as follows: $500 to Sub-Account L and $1,000 to Sub-Account M. Each month,
Nationwide will automatically transfer $1,500 from Sub-Account S and allocate $1,000 to
Sub-Account M and $500 to Sub-Account L.

Nationwide O Series | Enhanced Fixed Account Dollar Cost Averaging
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Enhanced Fixed Account Dollar Cost Averaging (see Contract Owner Services)
Purpose of Benefit [Text Block]	Long-term transfer program involving automatic transfer of Fixed Account allocations with higher interest crediting rate
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	● Transfers are only permitted from the Fixed Account● Only new purchase payments to the contract are eligible for the program● Transfers may not be directed to the Fixed Account
Name of Benefit [Text Block]	Enhanced Fixed Account Dollar Cost Averaging (see Contract Owner Services)
Operation of Benefit [Text Block]	Enhanced Fixed Account Dollar Cost Averaging Nationwide may, periodically, offer Dollar Cost Averaging programs with an enhanced interest rate referred to as "Enhanced Fixed Account Dollar Cost Averaging." Enhanced Fixed Account Dollar Cost Averaging involves the automatic transfer of a specific amount from an enhanced rate Fixed Account into any Sub-Account(s). With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss. Only new purchase payments to the contract are eligible for Enhanced Fixed Account Dollar Cost Averaging. Enhanced Fixed Account Dollar Cost Averaging transfers may not be directed to the Fixed Account. Amounts allocated to the enhanced rate Fixed Account as part of an Enhanced Fixed Account Dollar Cost Averaging program earn a higher rate of interest than assets allocated to the standard Fixed Account. Each enhanced rate is guaranteed for as long as the corresponding program is in effect. Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either amounts allocated to the Fixed Account as part of an Enhanced Fixed Account Dollar Cost Averaging program are exhausted or the Contract Owner instructs Nationwide to stop the transfers. When a Contract Owner instructs Nationwide to stop the transfers, Nationwide will automatically reallocate any amount remaining in the enhanced rate Fixed Account according to future investment allocation instructions, unless directed otherwise. Enhanced Fixed Account Dollar Cost Averaging transfers are not considered transfer events.Nationwide reserves the right to stop establishing new Enhanced Fixed Account Dollar Cost Averaging programs.
Calculation Method of Benefit [Text Block]
Example:
Mr. E elects to participate in Enhanced Fixed Account Dollar Cost Averaging and has
allocated new purchase payments of $44,000 to the Fixed Account, which will receive an enhanced interest crediting rate. He would like the Enhanced Fixed Account Dollar Cost
Averaging transfers to be allocated as follows: $500 to Sub-Account L and $3,500 to Sub-
Account M. Each month, Nationwide will automatically transfer $4,000 from the Fixed
Account and allocate $500 to Sub-Account L and $3,500 to Sub-Account M.

Nationwide O Series | Dollar Cost Averaging for Living Benefits
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Dollar Cost Averaging for Living Benefits (see Contract Owner Services)
Purpose of Benefit [Text Block]	Long-term transfer program involving automatic transfer of assets
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	● Only available for contracts that elect a living benefit● Transfers are only permitted from the Fixed Account● Only new purchase payments to the contract are eligible for the program● Only those investment options available with the elected living benefit are eligible for the program● Once elected, no transfers among or between Sub-Accounts are permitted until the program is completed or terminated
Name of Benefit [Text Block]	Dollar Cost Averaging for Living Benefits (see Contract Owner Services)
Operation of Benefit [Text Block]	Dollar Cost Averaging for Living Benefits Nationwide may periodically offer Dollar Cost Averaging programs with the Nationwide Lifetime Income Rider Plus Core option referred to as "Dollar Cost Averaging for Living Benefits." Dollar Cost Averaging for Living Benefits involves the automatic transfer of a specific amount from the Fixed Account into another Sub-Account(s). With this service, the Contract Owner benefits from the ability to invest in the Sub-Account over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss. Only new purchase payments to the contract are eligible for Dollar Cost Averaging for Living Benefits. Only those investment options available with the elected option are available for use in Dollar Cost Averaging for Living Benefits. If a Contract Owner elected Custom Choice, Dollar Cost Averaging for Living Benefits transfers will be allocated to the Sub-Accounts in the same percentages as the most recent allocations for the contract’s Custom Choice portfolio. Refer to Appendix A: Investment Options Available Under the Contract for the investment options available for the Nationwide Lifetime Income Rider Plus Core option.Once a Dollar Cost Averaging for Living Benefits program has begun, no transfers among or between Sub-Accounts are permitted until the Dollar Cost Averaging for Living Benefits program is completed or terminated. Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either amounts allocated to the Fixed Account as part of a Dollar Cost Averaging for Living Benefits program are exhausted or the Contract Owner instructs Nationwide to stop the transfers. When a Contract Owner instructs Nationwide to stop the transfers, Nationwide will automatically reallocate any amount remaining in the Fixed Account according to future investment allocation instructions, unless directed otherwise. Dollar Cost Averaging for Living Benefits transfers are not considered transfer events.Nationwide reserves the right to stop establishing new Dollar Cost Averaging for Living Benefits programs.
Calculation Method of Benefit [Text Block]
Example:
Ms. S, who has elected a living benefit, elects to participate in Dollar Cost Averaging for
Living Benefits and has allocated new purchase payments of $25,000 to the Fixed Account.
She would like the Dollar Cost Averaging for Living Benefits transfers to be allocated as follows: $4,000 to Sub-Account L and $1,000 to Sub-Account M, both of which are permitted Sub-Accounts in the living benefit that Ms. S elected. Each month, Nationwide will automatically transfer $5,000 from the Fixed Account and allocate $4,000 to Sub-Account L and $1,000 to Sub-Account M.

Nationwide O Series | Fixed Account Interest Out Dollar Cost Averaging
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Fixed Account Interest Out Dollar Cost Averaging (see Contract Owner Services)
Purpose of Benefit [Text Block]	Automatic transfer of interest earned on Fixed Account allocations
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	● Transfers may not be directed to the Fixed Account
Name of Benefit [Text Block]	Fixed Account Interest Out Dollar Cost Averaging (see Contract Owner Services)
Operation of Benefit [Text Block]	Fixed Account Interest Out Dollar Cost Averaging Nationwide may, periodically, offer a Dollar Cost Averaging program that permits the transfer of interest earned on Fixed Account allocations referred to as "Fixed Account Interest Out Dollar Cost Averaging." Fixed Account Interest Out Dollar Cost Averaging involves the automatic transfer of the interest earned on Fixed Account allocations into any other Sub-Account(s). With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss. Fixed Account Interest Out Dollar Cost Averaging transfers may not be directed to the Fixed Account. Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will continue to process transfers until the Contract Owner instructs Nationwide in writing to stop the transfers. Fixed Account Interest Out Dollar Cost Averaging transfers are not considered transfer events.Nationwide reserves the right to stop establishing new Fixed Account Interest Out Dollar Cost Averaging programs.
Calculation Method of Benefit [Text Block]
Example:
Mr. V elects to participate in Fixed Account Interest Out Dollar Cost Averaging and has
allocated new purchase payments of $25,000 to the Fixed Account. He would like the Fixed
Account Interest Out Dollar Cost Averaging transfers to be allocated as follows: 50% to Sub-
Account L and 50% to Sub-Account M. Each month, Nationwide will automatically transfer the interest credited to the Fixed Account allocations to Sub-Account M and Sub-Account L on a 50%/50% basis.

Nationwide O Series | Systematic Withdrawals
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Systematic Withdrawals (see Contract Owner Services)
Purpose of Benefit [Text Block]	Automatic withdrawals of Contract Value on a periodic basis
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	● Withdrawals must be at least $100 each
Name of Benefit [Text Block]	Systematic Withdrawals (see Contract Owner Services)
Operation of Benefit [Text Block]	Systematic Withdrawals Systematic Withdrawals allow Contract Owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. Requests for Systematic Withdrawals and requests to discontinue Systematic Withdrawals must be submitted in good order and in writing to the Service Center. The withdrawals will be taken from the Sub-Accounts and the Fixed Account proportionally unless Nationwide is instructed otherwise. Nationwide will withhold federal income taxes from Systematic Withdrawals unless otherwise instructed by the Contract Owner. The Internal Revenue Service may impose a 10% penalty tax if the Contract Owner is under age 59½, unless the Contract Owner has made an irrevocable election of distributions of substantially equal payments. A CDSC may apply to amounts taken through Systematic Withdrawals. If the Contract Owner takes Systematic Withdrawals, the maximum amount that can be withdrawn annually without a CDSC is the amount available under the CDSC-free withdrawal privilege (see Contingent Deferred Sales Charge). The CDSC-free withdrawal privilege for Systematic Withdrawals is non-cumulative. Free amounts not taken during any Contract Year cannot be taken as free amounts in a subsequent Contract Year. In any given Contract Year, any amount withdrawn in excess of the amount permitted under this program will be subject to the CDSC provisions (see Contingent Deferred Sales Charge). Nationwide reserves the right to stop establishing new Systematic Withdrawal programs. Systematic Withdrawals are not available before the end of the free look period.Contract Owners should fully understand the impact of taking Systematic Withdrawals if they have elected the Nationwide Lifetime Income Rider Plus Core option. Systematic Withdrawals are subject to the same terms and conditions under one of these optional benefits as manual withdrawals. As such, a Systematic Withdrawal may initiate Lifetime Withdrawals and could be an excess withdrawal depending on the facts and circumstances. Systematic Withdrawals will continue to be taken for as long as the instructions remain in effect, even if there are negative consequences. Contract Owners should consult with a financial professional before initiating Systematic Withdrawals.
Calculation Method of Benefit [Text Block]
Example:
Ms. H elects to take Systematic Withdrawals equal to $5,000 on a quarterly basis. She has not directed that the withdrawals be taken from specific Sub-Accounts, so each quarter,
Nationwide will withdraw $5,000 from Ms. H’s contract proportionally from each Sub-
Account, and will mail her a check or wire the funds to the financial institution of her choice.

Nationwide O Series | Custom Choice Asset Rebalancing Service
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Custom Choice Asset Rebalancing Service (see Contract Owner Services)
Purpose of Benefit [Text Block]	Customizable asset allocation tool with automatic reallocation on a periodic basis
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	● Only available for contracts that elect a living benefit● During the program, cannot participate in other asset allocation or asset rebalancing programs● Allocation limitations exist based on asset class
Name of Benefit [Text Block]	Custom Choice Asset Rebalancing Service (see Contract Owner Services)
Operation of Benefit [Text Block]	Custom Choice Asset Rebalancing Service For Contract Owners that have elected the Nationwide Lifetime Income Rider Plus Core option, Nationwide makes available the Custom Choice Asset Rebalancing Service ("Custom Choice") at no extra charge. Custom Choice is an asset allocation framework that Contract Owners can use to build their own customized portfolio of investments, subject to the applicable fund category (Groups A and B) allocation limitations (see Appendix A: Investment Options Available Under the Contract). Asset allocation is the process of investing in different asset classes (such as equity funds, fixed income funds, and specialty funds) and may reduce the risk and volatility of investing. There are no guarantees that Custom Choice will result in a profit or protect against loss in a declining market. Enrolling in Custom Choice To participate in Custom Choice, eligible Contract Owners may enroll by submitting the proper Custom Choice administrative form to the Service Center in good order. While Custom Choice is elected, Contract Owners cannot participate in any asset reallocation or asset rebalancing program other than as permitted by Custom Choice, as described below. Only one Custom Choice program may be created and in effect at a time, and the entire Contract Value must participate in Custom Choice. At the time of enrollment, the Contract Owner selects from the specific Sub-Accounts (classified according to Groups A and B) and directs their investment percentages within the applicable allocation limitations, enabling the Contract Owner to create their own unique "Custom Choice" portfolio. Your allocations must meet the required minimum threshold for Group A and may not exceed the maximum threshold for Group B. Nationwide considers several criteria when assigning or modifying the underlying mutual fund availability within Custom Choice. Those criteria include some, or all, of the following: investment objectives, investment process, risk characteristics and expected fund volatility, investment capabilities, investment consistency, fund expenses, asset class coverage, and the alignment of the investment objectives of the underlying mutual fund with Nationwide’s hedging strategy. Nationwide also considers, the strength of the adviser’s or subadviser’s reputation and tenure, brand recognition, and the capability and qualification of each investment firm. Nationwide evaluates current market conditions and product pricing when determining the percentage allocations for Groups A and B. The specific Sub-Accounts comprising Groups A and B and the current allocation limitations are identified in Appendix A: Investment Options Available Under the Contract. Note: Contract Owners should consult with a qualified financial professional regarding the use of Custom Choice and to determine which Sub-Accounts and investment percentages are appropriate for them. Once enrollment is complete, the contract’s Custom Choice portfolio is static. This means that the investment percentages allocated to each Sub-Account are not monitored or adjusted to reflect changing market conditions, except for quarterly rebalancing or other Contract Owner driven changes, as described below. This prospectus only discloses the current Sub-Accounts comprising Groups A and B and the current allocation limitations. Note: Nationwide may subsequently change allocation limitations and/or Sub-Accounts within Groups A and B; the changes will apply only to new enrollees in Custom Choice and existing participants in Custom Choice that implement a change to their Custom Choice portfolio after the change implementation date. Sub-Accounts may also become unavailable due to a change impacting the availability of an underlying mutual fund under the contract (see The Sub-Accounts and Underlying Mutual Funds). Quarterly Rebalancing At the end of each calendar quarter, Nationwide will automatically reallocate the Contract Values in each Sub-Account to make the Contract Values in each Sub-Account match the previously selected investment percentages. If the end of a calendar quarter is a Saturday, Sunday, recognized holiday, or any other day that the New York Stock Exchange is closed, the quarterly rebalancing will occur on the next business day. Rebalancing will be priced using the unit value determined on the last Valuation Date of the calendar quarter. Quarterly rebalancing is not considered a transfer event. Changing Custom Choice Allocations Contract Owners enrolled in Custom Choice may change the specified Sub-Accounts and/or the investment percentages at any time while their Custom Choice program is in effect. Any such changes will be subject to the allocation limitations applicable to new enrollees in Custom Choice. To implement changes, Contract Owners must submit new allocation instructions via written request and in good order (on Nationwide’s administrative form) to the Service Center, or by calling the Service Center. Any changes will count as a transfer event, as described in the Transfer Restrictions provision. Nationwide reserves the right to limit the number of allocation changes a Contract Owner can make each year. Terminating Participation in Custom Choice Contract Owners can terminate participation in Custom Choice by submitting a written request to the Service Center or by calling the Service Center. For the termination to be effective, the termination request must contain valid reallocation instructions that are in accordance with the terms and conditions of the Nationwide Lifetime Income Rider Plus Core option. Termination is effective on the date the termination request is received at the Service Center in good order.
Calculation Method of Benefit [Text Block]
Example:
Mr. U, who elected the Nationwide Lifetime Income Rider Plus Core, enrolls in Custom
Choice Asset Rebalancing Service. At the time of enrollment, allocation limitations are
100% to Group A and 60% to Group B. He selects one Sub-Account from Group A (40%)
and two Sub-Accounts from Group B (30% each). Each quarter, Nationwide will automatically rebalance Mr. U’s Contract Value by transferring Contract Value among the three elected Sub-Accounts so that his allocation percentages remain intact.

Nationwide O Series | Static Asset Allocation Model
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Static Asset Allocation Portfolios (see Contract Owner Services)
Purpose of Benefit [Text Block]	Preset asset allocation portfolios with periodic rebalancing
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	● Only available for contracts that elect a living benefit● The entire Contract Value must be allocated to the elected portfolio
Name of Benefit [Text Block]	Static Asset Allocation Portfolios (see Contract Owner Services)
Operation of Benefit [Text Block]	Static Asset Allocation PortfoliosFor contracts that have elected the Nationwide Lifetime Income Rider Plus Core option, Nationwide makes available as a permitted investment option the Static Asset Allocation Portfolio(s) listed in Appendix A: Investment Options Available Under the Contract. The availability of some portfolios may be restricted. Nationwide reserves the right to permanently or temporarily cease to offer any Static Asset Allocation Portfolio.A Static Asset Allocation Portfolio is an allocation strategy comprised of two or more underlying mutual funds that together provide a unique allocation mix not available as a single underlying mutual fund. Contract Owners that elect a Static Asset Allocation Portfolio directly own Sub-Account units of the Sub-Accounts investing in the underlying mutual funds that comprise the particular portfolio. In other words, a Static Asset Allocation Portfolio is not a portfolio of underlying mutual funds with one Accumulation Unit value, but rather, direct investment in a certain allocation of Sub-Accounts. There is no additional charge associated with investing in a Static Asset Allocation Portfolio. A Static Asset Allocation Portfolio is just that: static. The allocations or "split" between one or more Sub-Accounts is not monitored and adjusted to reflect changing market conditions. However, a Contract Owner's investment in a Static Asset Allocation Portfolio is rebalanced quarterly to ensure that the assets are allocated to the percentages in the same proportion that they were allocated at the time of election. The entire Contract Value must be allocated to the elected portfolio. With respect to transferring into and out of a Static Asset Allocation Portfolio, the portfolio is treated like a Sub-Account and is subject to the Transfers Prior to Annuitization provision. The Contract Owner may request to transfer from a portfolio to a permitted Sub-Account. Each transfer into or out of a Static Asset Allocation Portfolio is considered one transfer event. In the event an underlying mutual fund that is part of a Static Asset Allocation Portfolio liquidates, merges, or otherwise becomes unavailable due to activities outside of Nationwide’s control, the replacement underlying mutual fund will become part of the Static Asset Allocation Portfolio and the portfolio will continue to operate as described herein. All affected Contract Owners will be notified in the event of such a change that impacts a Static Asset Allocation Portfolio. Nationwide will interpret a Contract Owner’s continued allocation to the elected Static Asset Allocation Portfolio after the merger, liquidation, or other transaction as an affirmative election of the modified Static Asset Allocation Portfolio for purposes of existing allocations, future allocations, and quarterly rebalancing. For additional information about the underlying mutual funds that comprise a Static Asset Allocation Portfolio, see Appendix A: Investment Options Available Under the Contract.
Calculation Method of Benefit [Text Block]
Example:
Mr. Y, who elected a living benefit, elects a Static Asset Allocation Portfolio, the XYZ Option
(33% Sub-Account X, 33% Sub-Account Y, and 34% Sub-Account Z). As a result, Mr. Y’s entire Contract Value will be allocated as follows: 33% Sub-Account X, 33% Sub-Account Y, and 34% Sub-Account Z. Each quarter, Nationwide will automatically rebalance Mr. Y’s
Contract Value by transferring Contract Value among the Sub-Accounts so that the selected
Static Asset Allocation Portfolio percentages remain intact.

Nationwide O Series | Highest Anniversary Value Death Benefit Option
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.20%
Other Annual Expense (of Other Amount), Current [Percent]	0.20%
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Highest Anniversary Value Death Benefit
Purpose of Benefit [Text Block]	Enhanced Death Benefit
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.20%
Brief Restrictions / Limitations [Text Block]	● Owner(s), or Annuitant(s) in the case of a Non-Natural Contract Owner, must be 75 or younger at application● May not be elected if a living benefit is elected● Must be elected at application● Election is irrevocable● Not available for beneficially owned contract● Current charge could change● Nationwide may limit purchase payments to $1,000,000● Certain ownership changes and assignments could reduce the death benefit● Death benefit calculation is adjusted if purchase payments exceed $3,000,000
Name of Benefit [Text Block]	Highest Anniversary Value Death Benefit
Operation of Benefit [Text Block]	Highest Anniversary Value Death Benefit Option For an additional charge at an annualized rate of 0.20% of the Daily Net Assets, an applicant can elect the Highest Anniversary Value Death Benefit Option. The Highest Anniversary Value Death Benefit Option is only available for contracts with Contract Owners, or Annuitants in the case of a Non-Natural Contract Owner, age 75 or younger at the time of application. This option must be elected at the time of application, and the option is irrevocable. The Highest Anniversary Value Death Benefit Option is not available if you elect the Nationwide Lifetime Income Rider Plus Core option. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date. If the Contract Owner dies before the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of: (1)the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit; (2)the total of all purchase payments, less an adjustment for amounts withdrawn; or (3)the highest Contract Value on any Contract Anniversary before the Contract Owner’s 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary. Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s). For example, if the death benefit value is $120,000, the Contract Value is $100,000, and a partial withdrawal of $10,000 is taken, then the death benefit value is decreased by $12,000 [$120,000 x ($10,000/$100,000)].
Example:
On June 1, which is before her Annuitization Date, Ms. W passes away at age 82. She has elected the Highest Anniversary Value death benefit. On the date of Ms. W’s death, her
Contract Value = $24,000 and her total purchase payments (adjusted for amounts withdrawn) = $22,000. Her highest Contract Value on the Contract Anniversary immediately after her 81st birthday = $30,000 (adjusted for amounts subsequently withdrawn plus purchase payments received after that Contract Anniversary), and her highest Contract
Value on any Contract Anniversary prior to her 81st birthday = $28,000 (adjusted for amounts subsequently withdrawn plus purchase payments received after that Contract
Anniversary). The death benefit for Ms. W’s contract will equal $28,000 (the $30,000 highest
Contract Value is disregarded because it was attained after Ms. W’s 81st birthday.

If the Contract Owner dies before the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:
A x F + B (1 - F), where
A	=	the greatest of:
(1) the Contract Value;
(2) the total of all purchase payments made to the contract, less an adjustment for amounts withdrawn; or
(3)
the highest Contract Value on any Contract Anniversary before the Contract Owner’s 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.

B	=	the Contract Value;
F	=	the ratio of $3,000,000 to the total of all purchase payments made to the contract.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s). The practical effect of this formula is that, in down markets, the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000. In up markets, the formula is less likely to have a negative effect. In no event will the beneficiary receive less than the Contract Value.
Example:
On June 1, which is before her Annuitization Date, Ms. W passes away at age 82. She has elected the Highest Anniversary Value death benefit. On the date of Ms. W’s death:
•her Contract Value = $3,400,000
•her total purchase payments (adjusted for amounts withdrawn) = $3,100,000
•her highest Contract Value on any Contract Anniversary prior to her 81st birthday =
$3,800,000 (including the effect of an adjustment for amounts subsequently withdrawn plus purchase payments received after that Contract Anniversary)

•her total of all purchase payments is $3,500,000
The death benefit for Ms. W’s contract will equal (A x F) + B(1 - F), which is: [$3,800,000 x .8571] + [$3,400,000 x .1429] = $3,257,143 + $485,714 = $3,742,857.
In all cases, there is no death benefit when the Contract Value reaches $0.
Nationwide O Series | Nationwide Lifetime Income Rider Plus Core
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
Optional Benefit Expense, Footnotes [Text Block]	Currently, for applications signed on or after December 18, 2023, the charge associated with the Nationwide Lifetime Income Rider Plus Core is equal to 1.50% of the Current Income Benefit Base, and for applications signed before December 18, 2023, the charge associated with the Nationwide Lifetime Income Rider Plus Core is equal to 1.30% of the Current Income Benefit Base.
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Nationwide Lifetime Income Rider Plus Core
Purpose of Benefit [Text Block]	Guaranteed lifetime income stream
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
Optional Benefit Expense, Footnotes [Text Block]	Currently, for applications signed on or after December 18, 2023, the charge associated with the Nationwide Lifetime Income Rider Plus Core is equal to 1.50% of the Current Income Benefit Base, and for applications signed before December 18, 2023, the charge associated with the Nationwide Lifetime Income Rider Plus Core is equal to 1.30% of the Current Income Benefit Base.
Brief Restrictions / Limitations [Text Block]	● Must be elected at application● Election is irrevocable● Not available for beneficially owned contracts● Investment limitations● Current charge could change● Nationwide may limit subsequent purchase payments● Certain ownership changes and assignments could terminate the benefit● Determining life must be between 45 and 85 at application● Determining life cannot be changed● Restrictions exist on the parties named to the contract
Name of Benefit [Text Block]	Nationwide Lifetime Income Rider Plus Core
Operation of Benefit [Text Block]	Nationwide Lifetime Income Rider Plus Core In exchange for Lifetime Withdrawals, Nationwide will assess an annual charge not to exceed 1.50% of the Current Income Benefit Base. Currently, for applications signed on or after December 18, 2023, the charge for the Nationwide L.inc Plus Core rider is 1.50% of the Current Income Benefit Base, and for applications signed before December 18, 2023, the charge for the Nationwide L.inc Plus Core rider is 1.30% of the Current Income Benefit Base. The current charge will not change, except, possibly, upon the Contract Owner’s election to reset the benefit base, as discussed herein. If the current charge does change, it will not exceed the maximum charge of 1.50% of the Current Income Benefit Base. Availability The Nationwide L.inc Plus Core rider is only available under the contract at the time of application. Once elected, the Nationwide L.inc Plus Core rider is irrevocable. The Nationwide L.inc Plus Core rider is not available on beneficially owned contracts – those contracts that are inherited by a beneficiary and the beneficiary continues to hold the contract as a beneficiary (as opposed to treating the contract as his/her own) for tax purposes. However, if such contract becomes beneficially owned by the spouse of the Contract Owner, and the Joint Option for that Nationwide L.inc Plus Core rider is elected, then the spouse may keep the applicable Nationwide L.inc Plus Core rider. However, once a contract becomes beneficially owned, the contract will not receive the benefit of the RMD privilege discussed later in this section. Rider Charge In exchange for Lifetime Withdrawals, Nationwide will assess an annual charge not to exceed 1.50% of the Current Income Benefit Base. Currently, the charge for the Nationwide L.inc Plus Core rider is 1.30% of the Current Income Benefit Base. The current charge will not change, except, possibly, upon the Contract Owner’s election to reset the benefit base, as discussed herein. If the current charge does change, it will not exceed the maximum charge of 1.50% of the Current Income Benefit Base. The charge will be assessed on each Contract Anniversary and will be deducted via redemption of Accumulation Units. The charge will be assessed until annuitization. A prorated charge will also be deducted upon full surrender of the contract. Accumulation Units will be redeemed proportionally from each Sub-Account in which the Contract Owner is invested at the time the charge is taken. Amounts redeemed as the Nationwide L.inc Plus Core rider charge will not negatively impact calculations associated with other benefits elected or available under the contract, will not be subject to a CDSC, and will not reduce amounts available under the CDSC-free withdrawal privilege. Investment Restrictions Election of the Nationwide L.inc Plus Core rider requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options currently available in the contract, or if the Custom Choice Asset Rebalancing Service is elected (see Custom Choice Asset Rebalancing Service), all underlying mutual funds currently available in the contract are permitted subject to applicable allocation limitations of Custom Choice. For the list of available investment options, see Appendix A: Investment Options Available Under the Contract. Allocation requests to investment options other than those listed in Appendix A: Investment Options Available Under the Contract will not be honored; they will be treated as though no allocation request was submitted. Nationwide may offer Dollar Cost Averaging for Living Benefits described in the Contract Owner Services provision. Allocation to the Fixed Account is not permitted (except as the originating account when the Contract Owner elects Dollar Cost Averaging for Living Benefits). Transfers Among Permitted Investment Options The Contract Owner may reallocate the Contract Value among the limited set of investment options in accordance with the Transfers Prior to Annuitization provision. The Contract Owner may reallocate the Contract Value within the Custom Choice Asset Rebalancing Service in accordance with that provision. Additionally, Contract Owners may change from the Custom Choice Asset Rebalancing Service to the permitted investment options, and vice versa. Subsequent Purchase Payments Currently, subsequent purchase payments are permitted under the Nationwide L.inc Plus Core rider as long as the Contract Value is greater than $0. Any subsequent purchase payments will increase the Current Income Benefit Base by the amount of the purchase payment submitted. Nationwide reserves the right to reject subsequent purchase payments in the event subsequent purchase payments create a financial risk that Nationwide is unwilling to bear. This reservation of right may limit the amount a Contract Owner can invest in the contract. Contract Owners should consider this reservation of right when making the initial purchase payment. If Nationwide exercises this right to refuse purchase payments, the restriction will apply to all Contract Owners who have purchased the Nationwide L.inc Plus Core rider, and the entire purchase payment will be immediately returned to the Contract Owner in the same form in which it was received. Generally, Nationwide may invoke this right in times of economic instability in the United States economy. Nationwide will notify Contract Owners if subsequent purchase payments are no longer being accepted, and Contract Owners may contact the Service Center to find out if Nationwide will accept subsequent purchase payments. Rate Sheet Supplements for the Nationwide L.inc Plus Core Rider For contracts with applications signed on or after the date of the prospectus, the Roll-up Interest Rate, Roll-up Crediting Period, and Lifetime Withdrawal Percentages are disclosed in the Rate Sheet Supplement that is attached to the front of this prospectus delivered to you. In order to receive the applicable Roll-up Interest Rate, Roll-up Crediting Period, and Lifetime Withdrawal Percentages stated in a Rate Sheet Supplement, the application must be signed and received in good order by Nationwide within the period during which that Rate Sheet Supplement remains in effect. The Roll-up Interest Rate, Roll-up Crediting Period, and Lifetime Withdrawal Percentages applicable in time periods other than the time period when the application is signed are not applicable to the contract. However, for contracts issued on or after May 1, 2024, as described in the Rate Sheet Supplement, in the event of an intervening Rate Sheet Supplement that increases the applicable Roll-up Interest Rate and/or Lifetime Withdrawal Percentages after the date the application is signed, the new Rate Sheet Supplement in effect on the date the contract is issued may be applied to the contract. Nationwide reserves the right to change the Roll-up Interest Rate, Roll-up Crediting Period, and Lifetime Withdrawal Percentages at any time; however, Nationwide will not change the Roll-up Interest Rate, Roll-up Crediting Period, and Lifetime Withdrawal Percentages for contracts once issued. You should not purchase the contract without first obtaining the applicable Rate Sheet Supplement that contains the Roll-up Interest Rate, Roll-up Crediting Period, and Lifetime Withdrawal Percentages that are applicable at the time. All Rate Sheet Supplements are available by contacting the Service Center, and also are available at https://nationwide.onlineprospectus.net/NW/vaproducts/ or on the SEC’s EDGAR system at www.sec.gov (file number: 333-258296). For contracts with applications signed prior to the date of the prospectus, see Appendix D: Historical Rates, Periods, and Percentages. Determination of the Income Benefit Base Prior to the First Lifetime Withdrawal Upon contract issuance, the Original Income Benefit Base is equal to the Contract Value. Thereafter, Nationwide tracks, on a continuous basis, the Current Income Benefit Base which is used to calculate the benefit amount. The Current Income Benefit Base from the date of contract issuance until the first Lifetime Withdrawal will reflect any additional purchase payments, reset opportunities, and if elected, a Non-Lifetime Withdrawal, as described below. The Roll-up Interest Rate and Roll-up Crediting Period (discussed herein) are disclosed in the Rate Sheet Supplement that is attached to the front of this prospectus delivered to you. For additional information on Rate Sheet Supplements, see above. Provided no withdrawals are taken from the contract, the Current Income Benefit Base for the Nationwide L.inc Plus Core rider will equal the greater of: (1)Highest Contract Value: the highest Contract Value on any Contract Anniversary plus purchase payments submitted applied after that Contract Anniversary; or (2)Roll-up Value: the roll-up amount, which is equal to the sum of the following calculations: (a)Original Income Benefit Base with Roll-up: the Original Income Benefit Base, plus the Roll-up Interest Rate based on the Original Income Benefit Base for each Contract Anniversary up to the Roll-up Crediting Period; plus (b)Subsequent Purchase Payments with Roll-up: any purchase payments submitted after contract issuance and before the Contract Anniversary after the Roll-up Crediting Period, increased by simple interest at an annual rate of the Roll-up Interest Rate each year from the date the subsequent purchase payments are applied through the Contract Anniversary after the Roll-up Crediting Period; plus (c)Subsequent Purchase Payments with No Roll-up: any purchase payments submitted after the Contract Anniversary after the Roll-up Crediting Period. If a Non-Lifetime Withdrawal is taken on or before the Contract Anniversary after the Roll-up Crediting Period, the Current Income Benefit Base for the Nationwide L.inc Plus Core rider will equal the greatest of: (1)Adjusted Current Income Benefit Base: the Current Income Benefit Base immediately before the Non-Lifetime Withdrawal, proportionally reduced as described in the Non-Lifetime Withdrawal section; (2)Highest Contract Value: the highest Contract Value on any Contract Anniversary on or after the Non-Lifetime Withdrawal, plus purchase payments submitted and after that Contract Anniversary; or (3)Roll-up Value: the adjusted roll-up amount, which is equal to the sum of the following calculations: (a)Adjusted Roll-up Income Benefit Base with Roll-up: the Adjusted Roll-up Income Benefit Base, plus the Roll-up Interest Rate based on the Adjusted Roll-up Income Benefit Base for each Contract Anniversary up to and including the Contract Anniversary after the Roll-up Crediting Period; plus (b)Subsequent Purchase Payments with Roll-up: the sum of the following calculations: (aa)Before the Non-Lifetime Withdrawal: any purchase payments submitted after contract issuance and before the Non-Lifetime Withdrawal, proportionally reduced as described in the Non-Lifetime Withdrawal section, increased by simple interest at an annual rate of the Roll-up Interest Rate each year from the date the subsequent purchase payments are applied through the Contract Anniversary after the Roll-up Crediting Period; plus (bb)After the Non-Lifetime Withdrawal and before the Contract Anniversary after the Roll-up Crediting Period: any purchase payments submitted and applied on or after the Non-Lifetime Withdrawal and before the Contract Anniversary after the Roll-up Crediting Period, increased by simple interest at an annual rate of the Roll-up Interest Rate each year from the date the subsequent purchase payments are applied through the Contract Anniversary after the Roll-up Crediting Period; plus (c)Subsequent Purchase Payments with No Roll-up: any purchase payments submitted after the Contract Anniversary after the Roll-up Crediting Period. If a Non-Lifetime Withdrawal is taken after the Contract Anniversary after the Roll-up Crediting Period, the Current Income Benefit Base for the Nationwide L.inc Plus Core rider will equal the greatest of: (1)Adjusted Current Income Benefit Base: the Current Income Benefit Base immediately before the Non-Lifetime Withdrawal, proportionally reduced as described in the Non-Lifetime Withdrawal section; (2)Roll-up Value: the adjusted roll-up amount, which is equal to the sum of the following calculations: (a)Adjusted Roll-up Income Benefit Base with Roll-up: the Adjusted Roll-up Income Benefit Base, plus the Roll-up Interest Rate based on the Adjusted Roll-up Income Benefit Base for each Contract Anniversary up to and including the Contract Anniversary after the Roll-up Crediting Period; plus (b)Subsequent Purchase Payments with Roll-up: any purchase payments submitted after contract issuance and before the Contract Anniversary after the Roll-up Crediting Period, proportionally reduced as described in the Non-Lifetime Withdrawal section, increased by simple interest at an annual rate of the Roll-up Interest Rate each year from the date the subsequent purchase payments are applied through the Contract Anniversary after the Roll-up Crediting Period; plus (c)Subsequent Purchase Payments with No Roll-up: the sum of the following calculations: (aa)After the Contract Anniversary after the Roll-up Crediting Period and before the Non-Lifetime Withdrawal: any purchase payments submitted after the Contract Anniversary after the Roll-up Crediting Period and before the Non-Lifetime Withdrawal, proportionally reduced as described in the Non-Lifetime Withdrawal section; plus (bb)After the Non-Lifetime Withdrawal: any purchase payments submitted on or after the Non-Lifetime Withdrawal; or (3)Highest Contract Value: the highest Contract Value on any Contract Anniversary after the Contract Anniversary after the Roll-up Crediting Period, plus purchase payments submitted after that Contract Anniversary. When a purchase payment is applied on a date other than a Contract Anniversary, simple interest is calculated using a prorated method based upon the number of days from the date of the purchase payment to the next Contract Anniversary. However, if at any time prior to the first Lifetime Withdrawal the Contract Value equals $0, no additional purchase payments will be accepted and no further benefit base calculations will be made. The Current Income Benefit Base will be set equal to the benefit base calculated on the most recent Contract Anniversary minus adjustments made for excess withdrawals after that date, and the Lifetime Withdrawal Amount will be based on that Current Income Benefit Base. Since the roll-up is only calculated for the duration of the Roll-up Crediting Period or prior to the first Lifetime Withdrawal, whichever comes first, any purchase payments the Contract Owner makes during that time period will increase the Current Income Benefit Base more than purchase payments made after that time period. Non-Lifetime Withdrawal After the first Contract Anniversary, the Contract Owner may request a one-time withdrawal ("Non-Lifetime Withdrawal") without initiating the lifetime income benefit under the Nationwide L.inc Plus Core rider. The Non-Lifetime Withdrawal will not lock in the Lifetime Withdrawal Percentage and will not stop the simple interest roll-up (the Roll-up Interest Rate). However, the Non-Lifetime Withdrawal will reduce the Current Income Benefit Base, and consequently, the Lifetime Withdrawal Amount calculated for subsequent years. As with all withdrawals, a Non-Lifetime Withdrawal will reduce the Contract Value and death benefit. In addition, it will be subject to the CDSC provisions of the contract. A Non-Lifetime Withdrawal cannot be taken after the Contract Owner initiates the Lifetime Withdrawals. A Non-Lifetime Withdrawal will cause a reduction to three factors used to calculate the Lifetime Withdrawal Amount: (1) the Current Income Benefit Base; (2) the Original Income Benefit Base (resulting in the Adjusted Roll-up Income Benefit Base); and (3) Subsequent purchase payments applied before the Non-Lifetime Withdrawal. All three factors are reduced by a figure representing the proportional amount of the withdrawal, as follows:
Reduction to Current Income Benefit Base	=	Gross dollar amount of the Non-Lifetime Withdrawal	X	Current Income Benefit Base prior to the Non-Lifetime Withdrawal
Contract Value (prior to the Non- Lifetime Withdrawal)
Reduction to Original Income Benefit Base	=	Gross dollar amount of the Non-Lifetime Withdrawal	X	Original Income Benefit Base
Contract Value (prior to the Non- Lifetime Withdrawal)
Reduction to subsequent purchase payments applied before the Non-Lifetime Withdrawal	=	Gross dollar amount of the Non-Lifetime Withdrawal	X	Subsequent purchase payments applied before the Non-Lifetime Withdrawal
Contract Value (prior to the Non- Lifetime Withdrawal)
Example:
For an example of how the Non-Lifetime Withdrawal is calculated, see Appendix E: Nationwide Lifetime Income Rider Plus Core Examples.
All Non-Lifetime Withdrawal requests must be made on a Nationwide form which is available by contacting the Service Center. If the Contract Owner requests a withdrawal without using the Nationwide form, the withdrawal request will be treated as a Lifetime Withdrawal request and will not be treated as a request for a Non-Lifetime Withdrawal. Lifetime Withdrawals At any time after the Nationwide L.inc Plus Core rider is elected, the Contract Owner may begin taking the lifetime income benefit by taking a Lifetime Withdrawal from the contract. Unless the Contract Owner requests a one-time Non-Lifetime Withdrawal, the first withdrawal under the contract constitutes the first Lifetime Withdrawal, even if such withdrawal is taken to meet minimum distribution requirements under the Internal Revenue Code or is taken to pay advisory or investment management fees. Nationwide will surrender Accumulation Units proportionally from the Sub-Accounts as of the date of the withdrawal request. As with any withdrawal, Lifetime Withdrawals reduce the Contract Value and consequently, the amount available for annuitization. At the time of the first Lifetime Withdrawal, the Roll-up Interest Rate terminates and the Current Income Benefit Base is locked in and will not change unless the Contract Owner takes excess withdrawals, elects a reset opportunity (both discussed later in this provision), or submits additional purchase payments. Additional purchase payments submitted after the first Lifetime Withdrawal from the contract will increase the Current Income Benefit Base by the amount of the purchase payment. The applicable Lifetime Withdrawal Percentage is determined as follows: The applicable Lifetime Withdrawal Percentage is determined based on the age of the Contract Owner at the time of the first Lifetime Withdrawal. Nationwide Lifetime Income Rider Plus Core uses a single applicable Lifetime Withdrawal Percentage, that once established, will not change for the life of the contract. The Lifetime Withdrawal Percentage is disclosed in the Rate Sheet Supplement that is attached to the front of this prospectus delivered to you. For additional information on Rate Sheet Supplements, see above. For contracts that elect the Joint Option for that Nationwide L.inc Plus Core Rider, the Lifetime Withdrawal Percentages will be equal to or less than the Lifetime Withdrawal Percentages for the Nationwide L.inc Plus Core Rider. Note: The Internal Revenue Code requires that IRAs, SEP IRAs, and Simple IRAs begin distributions no later than April 1 of the calendar year following the calendar year in which the Contract Owner reaches age 73 (for Contract Owners who attained age 70½ after 2019, the age was 72; and for Contract Owners that were born prior to July 1, 1949, the age was 70½). Contract Owners subject to minimum required distribution rules may not be able to take advantage of the Lifetime Withdrawal Percentages available at higher age bands if distributions are taken from the contract to meet these Internal Revenue Code requirements. Contract Owners who elect not to take minimum required distributions from this contract, i.e., they take minimum required distributions from other sources, may be able to take advantage of Lifetime Withdrawal Percentages at the higher age bands. Consult a qualified tax advisor for more information. At the time of the first Lifetime Withdrawal and for each calendar year thereafter, the applicable Lifetime Withdrawal Percentage is multiplied by the Current Income Benefit Base to determine the Lifetime Withdrawal Amount for that calendar year. The Lifetime Withdrawal Amount is the maximum amount that can be withdrawn from the contract during the next calendar year without reducing the Current Income Benefit Base. If the contract is issued in the same calendar year as the first Lifetime Withdrawal, then the Lifetime Withdrawal Amount for the first calendar year will be prorated based upon the number of calendar months, including the month of issue, from the date the contract was issued to the end of the calendar year (December 31st). To determine the prorated Lifetime Withdrawal Amount, the non-prorated Lifetime Withdrawal Amount is multiplied by the following value: [12 – the month the contract was issued represented as a number) + 1] divided by 12.
Example:
Assume a contract is issued on July 1 and a Contract Owner elects to take the first Lifetime
Withdrawal in December of the same calendar year that the contract is issued. Also assume that at the time of the first Lifetime Withdrawal the non-prorated Lifetime Withdrawal
Amount is $12,000. Here, the prorated Lifetime Withdrawal Amount would be $6,000 ((12-
7+1) months / 12 months x $12,000).

The ability to withdraw the Lifetime Withdrawal Amount will continue until the earlier of the Contract Owner’s death or annuitization. The Contract Owner can elect to set up Systematic Withdrawals or can request each Lifetime Withdrawal separately. All Lifetime Withdrawal requests must be made on a Nationwide form available by contacting the Service Center. Generally, each calendar year’s Lifetime Withdrawal Amount is non-cumulative, except where the Income Carryforward privilege (discussed below) applies. Unless the Income Carryforward privilege applies, a Contract Owner cannot take a previous calendar year’s Lifetime Withdrawal Amount in a subsequent calendar year without causing an excess withdrawal (discussed herein) that will reduce the Current Income Benefit Base. Although Lifetime Withdrawals up to the Lifetime Withdrawal Amount do not reduce the Current Income Benefit Base, they do reduce the Contract Value and the death benefit. Income Carryforward The Nationwide L.inc Plus Core rider includes an Income Carryforward privilege whereby Nationwide permits a Contract Owner to withdraw any part of the Lifetime Withdrawal Amount not taken in a given calendar year (the Income Carryforward amount) in the next calendar year, and the next calendar year only. Lifetime Withdrawals first reduce any available Income Carryforward amount. In addition, the Income Carryforward amount is non-cumulative, and therefore will be forfeited if not withdrawn in the calendar year when available; the Income Carryforward amount cannot be carried over from one year to the next. Any amounts available under the Income Carryforward privilege are not treated as excess withdrawals. The Income Carryforward amount available in any given calendar year is not adjusted as a result of any additional purchase payments or reset opportunities during that year.
Example:
For an example of how the Income Carryforward feature of the L.inc Plus Riders is calculated, see Appendix E: Nationwide Lifetime Income Rider Plus Core Examples.
Impact of Withdrawals in Excess of the Lifetime Withdrawal Amount The Contract Owner is permitted to withdraw Contract Value in excess of that year’s Lifetime Withdrawal Amount provided that the Contract Value is greater than $0. Withdrawals in excess of the Lifetime Withdrawal Amount will reduce the Current Income Benefit Base, and consequently, the Lifetime Withdrawal Amount calculated for subsequent calendar years. In the event of excess withdrawals, the Current Income Benefit Base will be reduced by the greater of: (1)the dollar amount of the withdrawal in excess of the Lifetime Withdrawal Amount; or (2)a figure representing the proportional amount of the withdrawal. This amount is determined by the following formula:
dollar amount of the excess withdrawal	X	Current Income Benefit Base prior to the withdrawal
Contract Value (reduced by the amount of the Lifetime Withdrawal Amount withdrawn)
In situations where the Contract Value exceeds the existing Current Income Benefit Base, excess withdrawals will typically result in a dollar amount reduction to the new Current Income Benefit Base. In situations where the Contract Value is less than the existing Current Income Benefit Base, excess withdrawals will typically result in a proportional reduction to the new Current Income Benefit Base. Amounts available under the Income Carryforward privilege are not treated as excess withdrawals, and therefore withdrawals under the Income Carryforward privilege will not reduce the Current Income Benefit Base. The Nationwide L.inc Plus Core rider will automatically terminate if an excess withdrawal reduces the Current Income Benefit Base to $0.
Example:
If the Current Income Benefit Base is $50,000, the Contract Value is $60,000, the Lifetime
Withdrawal Amount is $5,000, there is no Income Carryforward amount available, and a withdrawal of $55,000 is taken, then $50,000 of the amount withdrawn is an excess withdrawal ($55,000-$5,000). As a result, the Current Income Benefit Base of $50,000 is reduced by $50,000 (the dollar amount of the excess withdrawal), which is the greater of
$50,000 or $45,455 [[$50,000/($60,000-$5,000)] x $50,000], and therefore the rider terminates as the Current Income Benefit Base would be reduced to $0.

RMD Privilege In addition, currently, Nationwide allows for an "RMD privilege" whereby Nationwide permits a Contract Owner to withdraw Contract Value in excess of the Lifetime Withdrawal Amount (plus any amount available under the Income Carryforward privilege, if applicable) without reducing the Current Income Benefit Base if such excess withdrawal is for the sole purpose of meeting Internal Revenue Code required minimum distributions for this contract. The RMD privilege is not available in the calendar year of the date the contract is issued. In order to qualify for the RMD privilege, the Contract Owner must: (1)be at least 73 as of the date of the request, or will be 73 in the calendar year that the RMD privilege would first apply (Note: for Contract Owners who attained age 70½ after 2019, the age was 72; and for Contract Owners that were born prior to July 1, 1949, the age was 70½); (2)own the contract as an IRA, SEP IRA, or Simple IRA; and (3)submit a completed administrative form in advance of the withdrawal to the Service Center. Nationwide reserves the right to modify or eliminate the RMD privilege if there is any change to the Internal Revenue Code or IRS rules relating to required minimum distributions, including the issuance of relevant IRS guidance. If Nationwide exercises this right, Nationwide will provide notice to Contract Owners and any withdrawal in excess of the Lifetime Withdrawal Amount will reduce the remaining Current Income Benefit Base. Once the Contract Value falls to $0, the Contract Owner is no longer permitted to submit additional purchase payments or take withdrawals in excess of the then applicable Lifetime Withdrawal Amount. Additionally, there is no Contract Value to annuitize, making the payment of the benefit associated with this option the only income stream producing benefit remaining in the contract. Reset Opportunities Nationwide offers an automatic reset of the Current Income Benefit Base. If, on any Contract Anniversary, the Contract Value exceeds the Current Income Benefit Base, Nationwide will automatically reset the Current Income Benefit Base to equal that Contract Value. This higher amount will be the new Current Income Benefit Base. This automatic reset will continue until either the current charge for, or the list of permitted investment options associated with the Nationwide L.inc Plus Core rider changes. In the event the current charge for, or the list of permitted investment options of the applicable Nationwide L.inc Plus Core rider changes, the reset opportunities still exist, but are no longer automatic. An election to reset the Current Income Benefit Base must be made by the Contract Owner to Nationwide. On or about each Contract Anniversary, Nationwide will provide notice to the Contract Owner with information necessary to make this determination. Specifically, Nationwide will provide: the Contract Value; the Current Income Benefit Base; the current terms and conditions associated with the Nationwide L.inc Plus Core rider; and instructions on how to communicate an election to reset the benefit base. If the Contract Owner elects to reset the Current Income Benefit Base, it will be at the then current terms and conditions of the option as described in the most current prospectus. If Nationwide does not receive a Contract Owner’s election to reset the Current Income Benefit Base within 60 days after the Contract Anniversary, Nationwide will assume that the Contract Owner does not wish to reset the Current Income Benefit Base. If the Current Income Benefit Base is not reset, it will remain the same and the terms and conditions of the Nationwide L.inc Plus Core rider will not change (as applicable to that particular contract). Contract Owners may cancel the automatic reset feature of the Nationwide L.inc Plus Core rider by notifying Nationwide as to such election. Annuitization If the Contract Owner elects to annuitize the contract, the elected Nationwide L.inc Plus Core rider will terminate. Specifically, the charge associated with the option will no longer be assessed and all benefits associated with the Nationwide L.inc Plus Core rider will terminate. Death of Determining Life For contracts with no Joint Option for the Nationwide L.inc Plus Core rider, upon the death of the determining life, the benefits associated with the option terminate and the death benefit will be paid in accordance with the Death Benefits provision. For contracts with the Joint Option for the Nationwide L.inc Plus Core rider, upon the death of the determining life, the surviving spouse continues to receive the same benefit associated with the Nationwide L.inc Plus Core rider which had been received by the deceased spouse, for the remainder of the survivor’s lifetime. The Contract Value will reflect the death benefit. Tax Treatment Although the tax treatment for Lifetime Withdrawals under withdrawal benefits such as the Nationwide L.inc Plus Core Rider is not clear, Nationwide will treat a portion of each Lifetime Withdrawal as a taxable distribution, as follows: First, Nationwide determines which is greater: (1) the Contract Value immediately before the Lifetime Withdrawal; or (2) the Lifetime Withdrawal Amount immediately before the Lifetime Withdrawal. That amount (the greater of (1) or (2)) minus any remaining investment in the contract at the time of the Lifetime Withdrawal represents the gain in the contract and the portion of the Lifetime Withdrawal reported as a taxable distribution. Where the gain in the contract exceeds the Lifetime Withdrawal, the full amount of the Lifetime Withdrawal will be reported as a taxable distribution. Consult a qualified tax advisor. Automatic Termination of the Nationwide L.inc Plus Riders Upon termination of the Nationwide L.inc Plus Core rider, Nationwide will no longer assess the charge associated with the option, and all benefits associated with the Nationwide L.inc Plus Core rider will terminate. In the following instances, the Nationwide L.inc Plus Core rider will automatically terminate: (1)When withdrawals are taken in excess of the Lifetime Withdrawal Amount that reduce the Current Income Benefit Base to $0; (2)On the Annuitization Date; (3)Upon the death of the determining life for contracts with no Joint Option; or (4)Where permitted under state law, while the Contract Owner is living, upon an assignment or change in ownership of the Contract, except as follows: (a)The new Contract Owner or assignee assumes full ownership of the contract and is essentially the same person (e.g., an individual ownership changed to the Contract Owner’s personal revocable or irrevocable trust; an individual ownership changed to the Contract Owner’s spouse’s revocable or irrevocable trust; an individual ownership changed to a court appointed guardian or conservator representing the Contract Owner; under the Joint Option if only one spouse is named as the Contract Owner, a change in ownership to the Contract Owner’s spouse; etc.); (b)Ownership of a contract issued as an IRA or Roth IRA is being changed from one custodian to another, from the determining life to a custodian, or from a custodian to the determining life; (c)The assignment is for the purpose of effectuating an exchange pursuant to Section 1035 under the Internal Revenue Code; (d)The change is merely the removal of a Contract Owner where the contract is jointly owned; or (5)A full surrender of the contract. Nationwide will provide notice to Contract Owners prior to processing a change in ownership or assignment that will automatically terminate the Nationwide L.inc Plus Core rider. Contract Owners contemplating changes to the ownership of their contract, including assignments, should contact their financial professional to determine how the changes impact the benefit associated with the Nationwide L.inc Plus Core rider. Other Important Considerations The Nationwide L.inc Plus Core Rider is designed for those intending to take Lifetime Withdrawals. The benefit of the Nationwide L.inc Plus Core rider will be reduced, potentially significantly, if the Contract Owner takes excess withdrawals or a Non-Lifetime Withdrawal. Other important considerations include the following: •The chance of outliving Contract Value and receiving Lifetime Withdrawals from Nationwide may be reduced due to the investment restrictions imposed on the Nationwide L.inc Plus Core rider. •If the Contract Value is greater than $0, then Lifetime Withdrawals are paid from the Contract Owner’s Contract Value. •If the Contract Value is equal to $0, then Lifetime Withdrawals are paid form Nationwide’s General Account. •Lifetime Withdrawals paid from the General Account are subject to Nationwide’s creditors and ultimately, its overall claims paying ability.Joint Option for the Nationwide Lifetime Income Rider Plus Core At the time the Nationwide Lifetime Income Rider Plus Core is elected (at time of application), the Contract Owner may elect the Joint Option for the Nationwide Lifetime Income Rider Plus Core. The Joint Option allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the corresponding Nationwide L.inc Plus Core rider, provided certain conditions are met. Once the Joint Option is elected, it may not be removed from the contract, except as provided in the Marriage Termination section. If the Joint Option is elected, the determining life for purposes of the Nationwide L.inc Plus Core rider will be that of the younger spouse.
Example:
At the time of application, Ms. J purchased the Joint Option for the Nationwide Lifetime
Income Rider Plus Core. She began taking Lifetime Withdrawals when she was 62. Three years later, Ms. J passed away. Mr. J, Ms. J’s surviving spouse, is entitled to continue to receive the same Lifetime Withdrawals for the duration of his lifetime. At Mr. J’s death, the contract will terminate.

The annual charge for the Joint Option will not exceed 1.90% of the Current Income Benefit Base. The charge will be assessed until annuitization. Currently, the charge for the Joint Option is 1.60% of the Current Income Benefit Base. If the Contract Owner elects the Joint Option, Nationwide will reduce the Lifetime Withdrawal Percentages associated with the Nationwide L.inc Plus Core rider. The Lifetime Withdrawal Percentages for the Joint Option for the Nationwide Lifetime Income Rider Plus Core is disclosed in the Rate Sheet Supplement that is attached to the front of this prospectus delivered to you. For additional information on Rate Sheet Supplements, see Nationwide Lifetime Income Rider Plus Core. To be eligible for the Joint Option, the following conditions must be met: (1)Both spouses must be between 45 and 85 years old at the time of application; (2)Both spouses must be at least age 45 before either spouse is eligible to begin withdrawals. Note: the Internal Revenue Code imposes a penalty tax if a distribution is made before the Contract Owner reaches age 59½ unless certain exceptions are met (see Appendix C: Contract Types and Tax Information); (3)If the Contract Owner is a Non-Natural Contract Owner, both spouses must be named either as (a) Annuitant and co-Annuitants, or (b) Annuitant and Contingent Annuitant; (4)One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner. For contracts issued as IRAs and Roth IRAs, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner; (5)Both spouses must be named as primary beneficiaries; (6)No person other than the spouse may be named as Contract Owner, Annuitant, or primary beneficiary; and (7)If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for IRA and Roth IRA contracts, this person must be the Contract Owner). Marriage Termination If, prior to taking any withdrawals from the contract, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may remove the Joint Option from the contract. Nationwide will remove the benefit and the associated charge after the Contract Owner submits to the Service Center a written request and evidence of the marriage termination satisfactory to Nationwide. Once the Joint Option is removed from the contract, the benefit may not be re-elected or added to cover a subsequent spouse. If, after taking any withdrawals from the contract, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may not remove the Joint Option from the contract. Risks Associated with Electing the Joint Option There are situations where a Contract Owner who elects the Joint Option will not receive the benefits associated with the option. This will occur if: (1)the Contract Owner’s spouse (Co-Annuitant) dies before him/her; (2)the contract is annuitized; (3)after the first withdrawal, the marriage terminates due to divorce, dissolution, or annulment; or (4)the Contract Owner, Annuitant, Co-Annuitant, and/or beneficiary is changed. Additionally, in the situations described in (1), (3), and (4) above, not only will the Contract Owner not receive the benefit associated with the Joint Option, but he/she must continue to pay any applicable charge until annuitization.
Calculation Method of Benefit [Text Block]	Appendix E: Nationwide Lifetime Income Rider Plus Core Examples Income Carryforward Example The following is an example of how the Income Carryforward privilege may apply: Assume a Contract Owner purchases a contract on April 1, 2020 for $100,000, with a Roll-up Interest Rate of 5.00%. On April 1, 2021, assume the Current Income Benefit Base is $105,000 ($100,000 x 1.05). In May of 2021, assume the Contract Owner elects to begin lifetime income, taking the first Lifetime Withdrawal on May 1, 2021. At the time of the first Lifetime Withdrawal, assume the applicable Lifetime Withdrawal Percentage is 4.00%. Assuming no change to the Current Income Benefit Base from April 1, 2021, the Lifetime Withdrawal Amount would be $4,200 ($105,000 x 0.04). Thereafter, assume the following withdrawal activity:
	Withdrawal Activity	Before Withdrawal Processing		After Withdrawal Processing
	Lifetime Withdrawals	Income Carryforward Amount	Lifetime Withdrawal Amount	Income Carryforward Amount	Lifetime Withdrawal Amount
May 1, 2021	$3,000	$0	$4,200	$0	$1,200	The portion of the Lifetime Withdrawal Amount not taken in 2021 is the Income Carryforward amount for 2022.
January 1, 2022		--	--	$1,200	$4,200
March 1, 2022	$1,000	$1,200	$4,200	$200	$4,200	Lifetime Withdrawals first reduce any available Income Carryforward amount.
July 1, 2022	$4,000	$200	$4,200	$0	$400	The Income Carryforward amount can be taken in one or multiple withdrawals during the year.
January 1, 2023		--	--	$400	$4,200
June 1, 2023	$4,600	$400	$4,200	$0	$0	The entire Lifetime Withdrawal Amount is taken in 2023, so there is no Income Carryforward amount for 2024.
January 1, 2024		--	--	$0	$4,200
February 1, 2024	$3,000	$0	$4,200	$0	$1,200	The portion of the Lifetime Withdrawal Amount not taken in 2024 is the Income Carryforward amount for 2025.
January 1, 2025		--	--	$1,200	$4,200
December 31, 2025	$1,000	$1,200	$4,200	$200	$4,200	The Income Carryforward amount is forfeited if not withdrawn in the calendar year in which it is available.
January 1, 2026		--	--	$4,200	$4,200
September 1, 2026	$2,000	$4,200	$4,200	$2,200	$4,200
Example of a Non-Lifetime Withdrawal taken before the 10th Contract Anniversary*
The purpose of this example is to show the calculations used to determine the Current Income Benefit Base if a Non-Lifetime
Withdrawal is taken before the 10th Contract Anniversary. This example assumes the following:

Initial Purchase Payment on Contract Issue Date:	$100,000
Original Income Benefit Base:	$100,000
Subsequent Purchase Payment in the 3rd Contract Year:	$ 15,000
Non-Lifetime Withdrawal Amount taken during the 5th Contract Year:	$ 20,000
Contract Value on Date of Non-Lifetime Withdrawal (prior to the Non- Lifetime Withdrawal) **:	$120,000
Current Income Benefit Base on Date of Non-Lifetime Withdrawal**:	$136,125
Subsequent Purchase Payment in the 5th Contract Year and after the Non-Lifetime Withdrawal:	$ 30,000
Contract Value on 5th Contract Anniversary**:	$140,000
If a $20,000 Non-Lifetime Withdrawal is taken during the 5th Contract Year, the Current Income Benefit Base on the 5th Contract Anniversary will equal the greatest of:
1)	Proportional Reduction to the Current Income Benefit Base	=	Non-Lifetime Withdrawal Amount	X	Current Income Benefit Base prior to Non- Lifetime Withdrawal
			Contract Value (on date of Non-Lifetime Withdrawal)
		=	$20,000	X	$136,125
			$120,000
		=		$22,688
	The Current Income Benefit Base of $136,125 is reduced by $23,000 resulting in the proportionally reduced Current Income Benefit Base of $113,438.
2)	The highest Contract Value on any Contract Anniversary after the Non-Lifetime Withdrawal. Here, the Contract Value on the 5th Contract Anniversary is $140,000.
3.a)	Proportional Reduction to the Original Income Benefit Base	=	Non-Lifetime Withdrawal Amount	X	Original Income Benefit Base
			Contract Value (on date of Non-Lifetime Withdrawal)
		=	$20,000	X	$100,000
			$120,000
		=		$16,667

The Original Income Benefit Base of $100,000 is reduced by $16,667 resulting in the Adjusted Roll-up Income Benefit Base of
$83,333. The Adjusted Roll-up Income Benefit Base is increased by the 5% simple interest roll-up for each attained Contract
Anniversary resulting in the Adjusted Roll-up Income Benefit Base with roll-up of $104,167.

PLUS
3.b)	Proportional Reduction to Subsequent Purchase Payment in the 3rd Contract Year	=	Non-Lifetime Withdrawal Amount	X	Subsequent Purchase Payment in the 3rd Contract Year
			Contract Value (on date of Non-Lifetime Withdrawal)
		=	$20,000	X	$15,000
			$120,000
		=		$2,500

The subsequent purchase payment in the 3rd Contract Year of $15,000 is reduced by $2,500 resulting in the proportionally reduced subsequent purchase payment of $12,500. This is increased by 5% simple interest roll-up from the date of the subsequent purchase payment for each attained Contract Anniversary resulting in $14,063.

PLUS
3.c)
Subsequent purchase payment after Non-Lifetime Withdrawal of $30,000 increased by 5% simple interest roll-up from the date of the subsequent purchase payment for each attained Contract Anniversary resulting in $30,750.
The Adjusted Roll-up Income Benefit Base with roll-up PLUS the subsequent purchase payment in the 3rd Contract Year with roll-up PLUS the subsequent purchase payment after the Non-Lifetime Withdrawal with roll-up would equal $148,979.

Since the Adjusted Roll-up Income Benefit Base with roll-up and subsequent purchase payments with roll-up are the greatest, the
Contract Owner's Current Income Benefit Base on the 5th Contract Anniversary would be $148,979.

*All numbers are rounded to the nearest whole number **Contract Value and Current Income Benefit Base are hypothetical and for example purposes only
Example of a Non-Lifetime Withdrawal taken after the 10th Contract Anniversary*
The purpose of this example is to show the calculations used to determine the Current Income Benefit Base if a Non-Lifetime
Withdrawal is taken after the 10th Contract Anniversary. This example assumes the following:

Initial Purchase Payment on Contract Issue Date:	$100,000
Original Income Benefit Base:				$100,000
Subsequent Payment on the 1st Contract Anniversary:				$ 15,000
Subsequent Payment on the 11th Contract Anniversary:				$ 30,000
Non-Lifetime Withdrawal Amount taken during the 12th Contract Year:				$ 20,000
Contract Value on Date of Non-Lifetime Withdrawal (prior to the Non- Lifetime Withdrawal) **:				$200,000
Current Income Benefit Base on Date of Non-Lifetime Withdrawal**:				$201,750
Contract Value on 12th Contract Anniversary**:				$181,000
If a $20,000 Non-Lifetime Withdrawal is taken during the 12th Contract Year, the Current Income Benefit Base on the 12th Contract Anniversary will equal the greatest of:
1)	Proportional Reduction to the Current Income Benefit Base	=	Non-Lifetime Withdrawal Amount	X	Current Income Benefit Base prior to Non- Lifetime Withdrawal
			Contract Value (on date of Non-Lifetime Withdrawal)
		=	$20,000	X	$201,750
			$200,000
		=		$20,175
	The Current Income Benefit Base of $201,750 is reduced by $20,175 resulting in the proportionally reduced Current Income Benefit Base of $181,575.
2)	The highest Contract Value on any Contract Anniversary after the Non-Lifetime Withdrawal. Here, the Contract Value on the 12th Contract Anniversary is $181,000.
3.a)	Proportional Reduction to the Original Income Benefit Base	=	Non-Lifetime Withdrawal Amount	X	Original Income Benefit Base
			Contract Value (on date of Non-Lifetime Withdrawal)
		=	$20,000	X	$100,000
			$200,000
		=		$10,000

The Original Income Benefit Base of $100,000 is reduced by $10,000 resulting in the Adjusted Roll-up Income Benefit Base of
$90,000. The Adjusted Roll-up Income Benefit Base is increased by the 5% simple interest roll-up for each attained Contract
Anniversary resulting in the Adjusted Roll-up Income Benefit base with roll-up of $135,000.

PLUS
3.b)	Proportional Reduction to the Subsequent Purchase Payment on the 1st Contract Anniversary	=	Non-Lifetime Withdrawal Amount	X	Subsequent Purchase Payment on the 1st Contract Anniversary
			Contract Value (on date of Non-Lifetime Withdrawal)
		=	$20,000	X	$15,000
			$200,000
		=		$1,500

The subsequent purchase payment on the 1st Contract Anniversary of $15,000 is reduced by $1,500 resulting in $13,500. This is increased by 5% simple interest roll-up each year from the date of the subsequent purchase payment to the 10th Contract
Anniversary resulting in $19,575.

PLUS
3.c)	Proportional Reduction to Subsequent Purchase Payment on the 11th Contract Anniversary	=	Non-Lifetime Withdrawal Amount	X	Subsequent Purchase Payment on the 11th Contract Anniversary
			Contract Value (on date of Non-Lifetime Withdrawal)
		=	$20,000	X	$30,000
			$200,000
		=		$3,000
	The subsequent purchase payment on the 11th Contract Anniversary of $30,000 is reduced by $3,000 resulting in $27,000 (Note: there is no roll-up here since it is after the 10th Contract Anniversary).

The Adjusted Roll-up Income Benefit Base with roll-up PLUS the proportional reduction to the subsequent purchase payment on the 1st Contract Anniversary with roll-up PLUS the proportional reduction to the subsequent purchase payment on the 11th
Contract Anniversary with no roll-up equals $181,575.

Since the proportional reduction to the Current Income Benefit Base and the Adjusted Roll-up Income Benefit Base with roll-up and subsequent purchase payments with and without roll-up are equal and the greatest, the Contract Owner's Current Income Benefit
Base on the 12th Contract Anniversary would be $181,575.

*All numbers are rounded to the nearest whole number **Contract Value and Current Income Benefit Base are hypothetical and for example purposes only
Nationwide O Series | Joint Option for the Nationwide Lifetime Income Rider Plus Core
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.90%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
Optional Benefit Expense, Footnotes [Text Block]	Currently, the charge associated with the Joint Option for the Nationwide Lifetime Income Rider Plus Core is equal to 1.60% of the Current Income Benefit Base.
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Joint Option for the Nationwide Lifetime Income Rider Plus Core
Purpose of Benefit [Text Block]	Extension of guaranteed lifetime income stream for spouse
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.90%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
Optional Benefit Expense, Footnotes [Text Block]	Currently, the charge associated with the Joint Option for the Nationwide Lifetime Income Rider Plus Core is equal to 1.60% of the Current Income Benefit Base.
Brief Restrictions / Limitations [Text Block]	● Only available if the Nationwide Lifetime Income Rider Plus Core option is elected● Must be elected at application● Limitations on revocability● Not available for beneficially owned contracts● Only available to Contract Owner’s spouse● Both spouses must be between 45 and 85 at application● Restrictions exist on the parties named to the contract● Joint determining life cannot be changed
Name of Benefit [Text Block]	Joint Option for the Nationwide Lifetime Income Rider Plus Core
Nationwide O Series | Fixed Account
Fixed Option Details [Line Items]
Fixed Option Details, Description [Text Block]	The Fixed Account The Contract Owner can allocate Contract Value to the Fixed Account, subject to conditions imposed by the contract. The Fixed Account is an investment option that is funded by assets of Nationwide’s General Account. The General Account contains all of Nationwide’s assets other than those in the Variable Account and other Nationwide separate accounts and is used to support Nationwide’s annuity and insurance obligations. These obligations may include certain death benefits and living benefits as described in this prospectus. The General Account is not subject to the same laws as the Variable Account. Information regarding the Fixed Account, including (i) its name; (ii) interest rate guarantee period; and (iii) its minimum guaranteed interest rate, is available in Appendix A: Investment Options Available Under the Contract. Purchase payments will be allocated to the Fixed Account by election of the Contract Owner. Nationwide reserves the right to limit or refuse purchase payments and/or transfers allocated to the Fixed Account at its sole discretion. Generally, Nationwide will invoke this right when interest rates are low by historical standards. Nationwide also reserves the right to limit the amount that can be transferred from the Fixed Account at the end of an interest rate guaranteed period. State law requires Nationwide to reserve the right to postpone payment or transfer out of the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request. The Fixed Account may not be available in every state.The investment income earned by the Fixed Account will be allocated to the contracts at varying guaranteed interest rate(s) depending on the following categories of Fixed Account allocations: •New Money Rate – The rate credited on the Fixed Account allocation when the contract is purchased or when subsequent purchase payments are made. Subsequent purchase payments may receive different New Money Rates than the rate when the contract was issued, since the New Money Rate is subject to change based on market conditions. •Variable Account to Fixed Rate – Allocations transferred from any of the Sub-Accounts to the Fixed Account may receive a different rate. The rate may be lower than the New Money Rate. There may be limits on the amount and frequency of movements from the Sub-Accounts to the Fixed Account. •Renewal Rate – The rate available for maturing Fixed Account allocations which are entering a new guarantee period. The Contract Owner will be notified of this rate in a letter issued with the quarterly statements when a Contract Owner’s Fixed Account allocation matures. At that time, the Contract Owner will have an opportunity to leave the money in the Fixed Account and receive the Renewal Rate or the Contract Owner can move the money to any of the other investment options. If no instruction is received by Nationwide, the Contract Owner will remain invested in the Fixed Account and will receive the Renewal Rate. •Dollar Cost Averaging Rate – From time to time, Nationwide may offer a more favorable rate for an initial purchase payment into a new contract when used in conjunction with a Dollar Cost Averaging program. Rates will vary depending on the Dollar Cost Averaging program elected (see Contract Owner Services). All of these rates are subject to change on a daily basis; however, once applied to the Fixed Account, the interest rates are guaranteed until the end of the calendar quarter during which the 12-month anniversary of the Fixed Account allocation occurs. Credited interest rates are annualized rates – the effective yield of interest over a one-year period. Interest is credited to each contract on a daily basis. As a result, the credited interest rate is compounded daily to achieve the stated effective yield. The guaranteed rate for any purchase payment will be effective for not less than 12 months. Nationwide guarantees that the rate will not be less than 0.10% per year. Contracts may be subject to a higher minimum guaranteed interest rate based on the date the contract was issued and/or state of issue. Any interest in excess of the minimum interest rate will be credited to Fixed Account allocations at Nationwide’s sole discretion. Nationwide guarantees that the value of Fixed Account allocations will not be less than the amount of the purchase payments allocated to the Fixed Account, plus interest credited as described above, less any withdrawals and any applicable charges including CDSC. Fixed Account Interest Rate Guarantee Period The Fixed Account interest rate guarantee period is the period of time that the Fixed Account interest rate is guaranteed to remain the same. During a Fixed Account interest rate guarantee period, transfers cannot be made from the Fixed Account, and amounts transferred to the Fixed Account must remain on deposit. For new purchase payments allocated to the Fixed Account and transfers to the Fixed Account, the Fixed Account interest rate guarantee period begins on the date of deposit or transfer and ends on the one-year anniversary of the deposit or transfer. The guaranteed interest rate period may last for up to three months beyond the one-year anniversary because guaranteed terms end on the last day of a calendar quarter.
Fixed Option [Line Items]
Fixed Options Available Legend [Text Block]	Fixed Options The following is a list of fixed options currently available under the contract. To the extent permitted under the contract, Nationwide may change the features of a fixed option, offer new fixed options, and terminate existing fixed options. Nationwide will provide you with written notice before doing so. Depending on the optional benefits chosen, access to a fixed option may not be permitted. See The Fixed Account for additional information.
Name	Interest Rate Guarantee Period	Minimum Guaranteed Interest Rate
Fixed Account	1 year[1]	0.10%[2]
[1]The Fixed Account interest rate guarantee period begins on the date of deposit or transfer and ends on the one-year anniversary of the deposit or transfer. The guaranteed interest rate period may last for up to three months beyond the one-year anniversary because guaranteed terms end on the last day of a calendar quarter. As a result, an interest rate guarantee period may last up to 15 months. [2]Contracts may be subject to a higher minimum guaranteed interest rate based on the date the contract was issued and/or state of issue. Nationwide reserves the right to limit the amount that can be transferred from the Fixed Account at the end of an interest rate guarantee period. Nationwide will provide you with written notice before doing so.
Fixed Option Available, Name	Fixed Account
Fixed Option Available, Term	1 year
Fixed Option Available, Minimum Guaranteed Interest Rate [Percent]	0.10%
Nationwide O Series | Risk of Loss [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	Yes. Contract Owners of variable annuities can lose money by investing in the contract, including loss of principal (see Principal Risks).
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Risk of loss. The Sub-Accounts invest in underlying mutual funds. Underlying mutual funds are variable investments, meaning their value will increase or decrease based on the performance of their portfolio holdings. Poor underlying mutual fund performance can result in a loss of Contract Value and/or principal.
Nationwide O Series | Not Short Term Investment Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	No. The contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash. Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership (see Principal Risks).A CDSC may apply for up to 7 years following the last purchase payments and could reduce the value of the contract if purchase payments are withdrawn during that time (see Contingent Deferred Sales Charge). Withdrawals may be subject to taxes and tax penalties. The benefits of tax deferral and living benefit protections also mean that the contract is more beneficial to investors with a long time horizon (see Principal Risks).For amounts allocated to the Fixed Account at the end of an interest rate guarantee period, such amounts will be reallocated among the contract's available investment options in accordance with the Contract Owner’s reallocation instructions, subject to any applicable limitations. In the absence of instructions, such amounts will remain invested in the Fixed Account for another interest rate guarantee period at the applicable Renewal Rate (see The Fixed Account and Transfers Prior to Annuitization).
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Not a short-term investment. In general, deferred variable annuities are long-term investments; they are not suitable as short-term savings vehicles. Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership. Specifically: •A Contract Owner who takes withdrawals from the contract within seven years of purchasing the contract or making a purchase payment could be subject to a CDSC, which in the short-term will reduce Contract Value or the amount payable to you, and in the long-term will reduce the ability of the Contract Value to grow over time. •A Contract Owner who takes withdrawals from the contract before reaching age 59 1/2 could be subject to tax penalties that are mandated by the federal tax laws. •Living benefit options are designed to offer greater payouts the longer that the contract is in force. •Living benefit options are designed to discourage excess and/or early withdrawals by reducing the benefit base (which determines the overall benefit amount). Those reductions could result in the forfeiture of benefits in an amount greater than what was actually withdrawn. Furthermore, such withdrawals could result in a complete forfeiture of the benefit or could cause the contract to terminate without value.
Nationwide O Series | Investment Options Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	● Investment in this contract is subject to the risk of poor investment performance. Investment experience can vary depending on the investment options selected by the Contract Owner.● Each investment option (including the Fixed Account) has its own unique risks.● Review the prospectuses and disclosures for the investment options before making an investment decision.See Principal Risks.
Nationwide O Series | Insurance Company Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	Investment in this contract are subject to the risks associated with Nationwide, including that any obligations (including interest payable for allocations to the Fixed Account), guarantees, or benefits are subject to the claims-paying ability of Nationwide. More information about Nationwide, including its financial strength ratings, is available by contacting Nationwide at the address and/or toll-free phone number indicated in Contacting the Service Center (see Principal Risks).
Nationwide O Series | Investment option availability
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Investment option availability. Nationwide reserves the right to change the Sub-Accounts available under the contract, including adding new Sub-Accounts, and discontinuing availability of Sub-Accounts. Nationwide reserves the right to limit or refuse purchase payments and/or transfers allocated to the Fixed Account at its sole discretion. Nationwide also reserves the right to limit the amount that can be transferred from the Fixed Account at the end of an interest rate guarantee period. Decisions to make such changes are at Nationwide’s discretion but will be in accordance with Nationwide’s internal policies and procedures relating to such matters. Any changes to the availability of investment options may be subject to regulatory approval and notice will be provided.
Nationwide O Series | Investment option restrictions
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Investment option restrictions. The living benefit options available under the contract impose restrictions on which investment options are available for investment and/or the portion of total Contract Value that is permitted to be allocated to certain investment options. These restrictions are imposed by Nationwide and depend on each investment option’s risk characteristics. The permitted investment options are more conservative than those that are not permitted. This helps Nationwide manage its obligation to provide the Contract Owners with Lifetime Withdrawals by reducing the likelihood that it will have to make unanticipated payments. By electing an optional living benefit and accepting the limited menu of investment options, Contract Owners may be foregoing investment gains that could otherwise be realized by investing in riskier investment options that are not available under the optional living benefit.
Nationwide O Series | Purchase payment restrictions
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Purchase payment restrictions. A Contract Owner's ability to make subsequent purchase payments is subject to limitations under the contract, and may be subject to additional limitations under an optional benefit. Restrictions on subsequent purchase payments may limit a Contract Owner's ability to increase the value of the contract and its benefits through additional investments.
Nationwide O Series | Investment advisory fees
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Nationwide O Series | Purchase Payment Credit Risk
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Nationwide O Series | EV Option Risk
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Nationwide O Series | Active trading
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Active trading. Neither the contracts described in this prospectus nor the underlying mutual funds are designed to support active trading strategies that require frequent movement between or among Sub-Accounts. Nationwide discourages (and will take action to deter) short-term trading in this contract because the frequent movement between or among Sub-Accounts may negatively impact other investors in the contract. In certain circumstances, to address active trading, Nationwide may require transfer requests to be submitted via U.S. mail. Additionally, underlying mutual funds are required to take certain actions in order to protect shareholders from negative impacts of short-term trading, which may include requiring Nationwide to prohibit particular Contract Owners from investing in a Sub-Account that invests in the impacted underlying mutual fund.
Nationwide O Series | Financial strength
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Financial strength. Contractual guarantees that exceed the value of the assets in the Variable Account (including death benefit guarantees that exceed the Contract Value, and Lifetime Withdrawals that continue after the Contract Value falls to zero) and interest credited to Fixed Account allocations are paid from Nationwide’s general account, which is subject to Nationwide’s financial strength and claims-paying ability. If Nationwide experiences financial distress, it may not be able to meet its obligations.
Nationwide O Series | Regulatory risk
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Regulatory risk. The contract is governed by various state and federal laws and regulations, which are subject to change. Those changes could require Nationwide to make changes to the contract that alter the nature or value of certain benefits. Additionally, changes to the tax laws or regulations could limit or eliminate the tax benefits of the contract, resulting in greater tax liability or less earnings.
Nationwide O Series | Cybersecurity
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Cybersecurity. Nationwide’s businesses are highly dependent upon its computer systems and those of its business partners and service providers. This makes Nationwide potentially susceptible to operational and information security risks resulting from a cybersecurity incident. These risks include direct risks, such as theft, misuse, corruption, and destruction of data maintained by Nationwide, and indirect risks, such as denial of service, attacks on systems or websites and other operational disruptions that could severely impede Nationwide’s ability to conduct its businesses or administer the contract (e.g., calculate unit values or process transactions). Financial services companies and their third-party service providers are increasingly the targets of cyber-attacks. The techniques used to attack systems and networks change frequently and are becoming more sophisticated, including through the use of artificial intelligence (AI) and AI-powered tools. Cyber-attacks affecting Nationwide, the underlying mutual funds, intermediaries, and other service providers may adversely affect Nationwide and contract values. Cybersecurity risks may also impact the issuers of securities in which the underlying mutual funds invest, which may cause the underlying mutual funds to lose value. Although Nationwide undertakes substantial efforts to protect its computer systems from cyber-attacks, there can be no guarantee that Nationwide, its service providers, intermediaries, or the underlying mutual funds will be able to avoid or readily detect cybersecurity incidents affecting Contract Owners in the future. In the event that contract administration or contract values are adversely affected as a result of a failure of Nationwide’s cybersecurity controls, Nationwide will take reasonable steps to take corrective action and restore Contract Values to the levels that they would have been had the cybersecurity incident not occurred. Nationwide will not, however, be responsible for any adverse impact to contracts or contract values that result from the Contract Owner or its designee’s negligent acts or failure to use reasonably appropriate safeguards to protect against cyber-attacks or to protect personal information.
Nationwide O Series | Business Continuity Risks
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Business continuity risks. Nationwide is exposed to risks related to natural and man-made disasters, such as storms, fires, earthquakes, public health crises, geopolitical disputes, military actions, and terrorist acts, which could adversely affect Nationwide’s ability to administer the contract. Nationwide has adopted business continuity policies and procedures that may be implemented in the event of a natural or man-made disaster, but such business continuity plans may not operate as intended or fully mitigate the operational risks associated with such disasters. Nationwide outsources certain critical business functions to third parties and, in the event of a natural or man-made disaster, relies upon the successful implementation and execution of the business continuity planning of such entities. While Nationwide closely monitors the business continuity activities of these third parties, successful implementation and execution of their business continuity strategies are largely beyond Nationwide’s control. If one or more of the third parties to whom Nationwide outsources such critical business functions experience operational failures, Nationwide’s ability to administer the contract could be impaired.